UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments

Foreign Government Bonds — 48.0%
Security		Principal Amount (000’s omitted)	Value

Albania — 2.2%
Albania Government Bond, 8.80%, 10/23/25	ALL	480,800	$5,084,744
Albania Government Bond, 8.93%, 4/23/25	ALL	224,390	2,412,556
Republic of Albania, 3.50%, 10/9/25(1)	EUR	66,840	75,555,315
Republic of Albania, 5.75%, 11/12/20(1)	EUR	21,098	25,933,847
Total Albania			$108,986,462

Angola — 0.2%
Republic of Angola, 8.25%, 5/9/28(1)	USD	7,342	$7,366,118
Republic of Angola, 9.375%, 5/8/48(1)	USD	3,768	3,798,257
Total Angola			$11,164,375

Argentina — 2.5%
City of Buenos Aires, 38.69%, (BADLAR + 3.25%), 3/29/24(2)	ARS	162,308	$4,079,487
City of Buenos Aires, 43.44%, (BADLAR + 5.00%), 1/23/22(2)	ARS	23,358	605,265
Provincia de Buenos Aires, 40.61%, (BADLAR + 3.75%), 4/12/25(1)(2)(3)	ARS	280,490	7,113,195
Provincia de Buenos Aires, 49.22%, (BADLAR + 3.83%), 5/31/22(2)	ARS	165,709	4,337,606
Republic of Argentina, 4.50%, 6/21/19	USD	16,763	16,488,009
Republic of Argentina, 5.00%, 1/15/27(1)	EUR	1,105	970,699
Republic of Argentina, 6.25%, 11/9/47	EUR	50,714	42,730,531
Republic of Argentina, 6.875%, 1/11/48	USD	46,781	34,734,893
Republic of Argentina, 7.625%, 4/22/46	USD	11,326	8,963,113
Total Argentina			$120,022,798

Armenia — 0.3%
Republic of Armenia, 6.00%, 9/30/20(1)	USD	12,850	$13,025,145
Total Armenia			$13,025,145

Bahrain — 2.1%
CBB International Sukuk Co., 5.624%, 2/12/24(1)	USD	1,998	$1,965,846
CBB International Sukuk Co., 6.875%, 10/5/25(1)	USD	3,451	3,585,002
Kingdom of Bahrain, 6.125%, 8/1/23(1)	USD	10,134	10,256,166
Kingdom of Bahrain, 6.75%, 9/20/29(1)	USD	11,356	10,882,739
Kingdom of Bahrain, 7.00%, 10/12/28(1)	USD	22,837	22,364,731
Kingdom of Bahrain, 7.50%, 9/20/47(1)	USD	59,152	54,828,935
Total Bahrain			$103,883,419

Security		Principal Amount (000’s omitted)	Value

Barbados — 0.4%
Government of Barbados, 6.625%, 12/5/35(1)(4)	USD	32,126	$17,177,772
Government of Barbados, 7.00%, 8/4/22(1)(4)	USD	2,475	1,346,895
Total Barbados			$18,524,667

Canada — 2.5%
Canadian Government Bond, 1.00%, 9/1/22	CAD	106,500	$76,800,216
Canadian Government Bond, 1.75%, 3/1/23	CAD	60,500	44,733,097
Total Canada			$121,533,313

China — 0.0%(5)
China Government Bond, 3.40%, 2/9/27	CNY	10,000	$1,414,498
Total China			$1,414,498

Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(6)	CRC	1,638,787	$2,500,691
Total Costa Rica			$2,500,691

Dominican Republic — 2.1%
Dominican Republic, 8.90%, 2/15/23(1)	DOP	468,250	$9,321,265
Dominican Republic, 10.375%, 3/4/22(1)	DOP	811,400	16,807,397
Dominican Republic, 10.40%, 5/10/19(1)	DOP	241,900	4,981,629
Dominican Republic, 10.50%, 4/7/23(1)	DOP	3,369,600	68,867,490
Dominican Republic, 15.95%, 6/4/21(1)	DOP	114,300	2,666,082
Dominican Republic, 16.95%, 2/4/22(1)	DOP	68,800	1,662,103
Total Dominican Republic			$104,305,966

El Salvador — 2.3%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	973	$875,700
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	8,993	8,071,218
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	16,930	16,968,092
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	49,885	50,465,661
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	3,867	3,809,227
Republic of El Salvador, 8.625%, 2/28/29(1)	USD	29,437	30,025,740
Total El Salvador			$110,215,638

Fiji — 0.9%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	46,168	$46,282,404
Total Fiji			$46,282,404

Honduras — 0.1%
Honduras Government Bond, 6.25%, 1/19/27(1)	USD	1,000	$990,470
Honduras Government Bond, 7.50%, 3/15/24(1)	USD	2,000	2,119,240
Total Honduras			$3,109,710

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Iceland — 2.1%
Republic of Iceland, 5.00%, 11/15/28	ISK	3,872,781	$29,415,741
Republic of Iceland, 6.25%, 2/5/20	ISK	90,991	754,924
Republic of Iceland, 6.50%, 1/24/31	ISK	5,610,815	47,831,642
Republic of Iceland, 7.25%, 10/26/22	ISK	692,226	5,941,299
Republic of Iceland, 8.00%, 6/12/25	ISK	2,047,447	18,574,119
Total Iceland			$102,517,725

Indonesia — 1.2%
Indonesia Government Bond, 6.125%, 5/15/28	IDR	445,903,000	$24,762,612
Indonesia Government Bond, 7.00%, 5/15/27	IDR	153,470,000	9,120,878
Indonesia Government Bond, 7.50%, 5/15/38	IDR	403,633,000	23,028,521
Indonesia Government Bond, 8.25%, 5/15/36	IDR	52,407,000	3,239,564
Total Indonesia			$60,151,575

Japan — 1.5%
Japan Government CPI Linked Bond, 0.10%, 3/10/25(6)	JPY	7,989,832	$73,401,513
Total Japan			$73,401,513

Kazakhstan — 0.3%
Kazakhstan Government Bond, 9.60%, 4/3/21	KZT	5,807,290	$15,886,698
Total Kazakhstan			$15,886,698

Macedonia — 2.9%
Republic of Macedonia, 2.75%, 1/18/25(1)	EUR	1,686	$1,855,841
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	66,300	79,191,135
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	46,188	56,365,698
Republic of Macedonia, 5.625%, 7/26/23(1)	EUR	3,488	4,422,238
Total Macedonia			$141,834,912

Malaysia — 1.0%
Malaysia Government Bond, 3.733%, 6/15/28	MYR	200,000	$46,410,993
Total Malaysia			$46,410,993

Mongolia — 0.4%
Development Bank of Mongolia, LLC, 7.25%, 10/23/23(1)	USD	2,262	$2,211,671
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	2,691	2,555,104
Mongolia International Bond, 5.625%, 5/1/23(1)	USD	8,008	7,651,732
Mongolia International Bond, 8.75%, 3/9/24(1)	USD	8,411	9,069,472
Total Mongolia			$21,487,979

Security		Principal Amount (000’s omitted)	Value

New Zealand — 3.8%
New Zealand Government Bond, 2.00%, 9/20/25(1)(6)	NZD	89,389	$62,293,969
New Zealand Government Bond, 2.50%, 9/20/35(1)(6)	NZD	45,366	33,832,272
New Zealand Government Bond, 2.50%, 9/20/40(1)(6)	NZD	20,636	15,496,014
New Zealand Government Bond, 3.00%, 9/20/30(1)(6)	NZD	93,704	72,634,460
Total New Zealand			$184,256,715

Peru — 2.0%
Peru Government Bond, 5.70%, 8/12/24	PEN	135,343	$41,751,880
Peru Government Bond, 6.35%, 8/12/28	PEN	28,306	8,736,853
Peru Government Bond, 8.20%, 8/12/26	PEN	138,700	47,956,302
Total Peru			$98,445,035

Philippines — 0.6%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$29,106,507
Total Philippines			$29,106,507

Saudi Arabia — 0.6%
Saudi International Bond, 4.50%, 10/26/46(1)	USD	837	$761,078
Saudi International Bond, 4.625%, 10/4/47(1)	USD	10,772	9,909,831
Saudi International Bond, 5.00%, 4/17/49(1)	USD	18,972	18,259,336
Total Saudi Arabia			$28,930,245

Serbia — 8.3%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	18,727,320	$196,202,388
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	7,724,230	80,629,823
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	2,703,190	26,237,482
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,528,370	28,327,621
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,925,250	68,339,113
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	230,000	2,925,796
Total Serbia			$402,662,223

Sri Lanka — 2.7%
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	997,000	$5,435,501
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	1,939,630	10,818,739
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,565,000	8,566,958
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	2,040,300	11,131,614
Sri Lanka Government Bond, 10.00%, 3/15/23	LKR	1,125,000	6,113,119
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	1,991,100	10,656,422
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,597,000	9,027,725
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	1,189,310	6,762,277
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,660,000	9,260,711
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	218,000	1,203,593
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	2,140,750	11,768,322

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Sri Lanka (continued)
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	641,830	$3,646,888
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	1,035,380	5,837,757
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	971,000	5,525,759
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,422,000	8,197,304
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	121,000	690,508
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	1,859,000	10,499,465
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,291,000	7,317,948
Total Sri Lanka			$132,460,610

Tanzania — 1.5%
Government of the United Republic of Tanzania, 8.544%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	69,004	$70,744,520
Total Tanzania			$70,744,520

Thailand — 1.0%
Thailand Government Bond, 1.25%, 3/12/28(1)(6)	THB	1,634,654	$46,316,092
Total Thailand			$46,316,092

Tunisia — 0.2%
Banque Centrale de Tunisie International Bond, 5.625%, 2/17/24(1)	EUR	9,691	$10,262,273
Total Tunisia			$10,262,273

Turkey — 2.2%
Republic of Turkey, 4.875%, 10/9/26	USD	26,700	$22,646,886
Republic of Turkey, 6.125%, 10/24/28	USD	22,822	20,405,333
Republic of Turkey, 7.00%, 6/5/20	USD	15,589	15,717,017
Republic of Turkey, 7.375%, 2/5/25	USD	47,600	47,323,063
Total Turkey			$106,092,299

Total Foreign Government Bonds (identified cost $2,408,360,969)			$2,335,937,000

Foreign Corporate Bonds — 2.1%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.1%
YPF SA, 47.833%, (BADLAR + 4.00%), 7/7/20(1)(2)	USD	12,483	$5,174,703
Total Argentina			$5,174,703

Security		Principal Amount (000’s omitted)	Value

Bahrain — 0.2%
Oil and Gas Holding Co., BSCC (The), 8.375%, 11/7/28(1)(7)	USD	11,470	$11,470,000
Total Bahrain			$11,470,000

Bulgaria — 0.2%
Eurohold Bulgaria AD, 6.50%, 12/7/22(1)	EUR	9,200	$9,977,882
Total Bulgaria			$9,977,882

China — 0.8%
21Vianet Group, Inc., 7.00%, 8/17/20(1)	USD	5,338	$5,217,895
CAR, Inc., 6.125%, 2/4/20(1)	USD	800	778,000
China Evergrande Group, 8.75%, 6/28/25(1)	USD	5,520	4,343,550
CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(1)	USD	2,935	2,562,833
CIFI Holdings Group Co., Ltd., 6.875%, 4/23/21(1)	USD	2,671	2,516,192
Country Garden Holdings Co., Ltd., 4.75%, 1/17/23(1)	USD	2,830	2,380,508
Country Garden Holdings Co., Ltd., 7.25%, 4/4/21(1)	USD	5,300	5,198,002
eHi Car Services, Ltd., 5.875%, 8/14/22(1)	USD	2,000	1,742,414
KWG Group Holdings, Ltd., 6.00%, 9/15/22(1)	USD	4,135	3,559,788
KWG Group Holdings, Ltd., 7.875%, 8/9/21(1)	USD	1,500	1,440,000
Logan Property Holdings Co., Ltd., 5.25%, 2/23/23(1)	USD	1,400	1,131,750
Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(1)	USD	2,449	2,301,534
Times China Holdings, Ltd., 6.25%, 1/17/21(1)	USD	5,358	4,936,175
Zoomlion HK SPV Co., Ltd., 6.125%, 12/20/22(1)	USD	400	381,632
Total China			$38,490,273

Colombia — 0.1%
Frontera Energy Corp., 9.70%, 6/25/23(1)	USD	4,080	$4,335,000
Total Colombia			$4,335,000

Ecuador — 0.0%(5)
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 8.016%, (3 mo. USD LIBOR + 5.63%), 9/24/19(1)(2)	USD	1,423	$1,426,505
Total Ecuador			$1,426,505

Honduras — 0.2%
Inversiones Atlantida SA, 8.25%, 7/28/22(1)	USD	8,810	$9,052,275
Total Honduras			$9,052,275

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Iceland — 0.3%
Heimavellir HF, 7.91%, 4/25/23(8)	ISK	1,036,833	$8,242,169
WOW Air HF, 9.00%, (3 mo. EURIBOR + 9.00%), 9/24/21(2)	EUR	3,600	4,097,929
Total Iceland			$12,340,098

India — 0.0%(5)
Reliance Communications, Ltd., 6.50%, 11/6/20(1)	USD	1,800	$476,100
Total India			$476,100

Indonesia — 0.0%(5)
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	18,080,000	$1,131,413
Total Indonesia			$1,131,413

Mongolia — 0.1%
Trade and Development Bank of Mongolia, LLC, 9.375%, 5/19/20(1)	USD	4,990	$5,250,268
Total Mongolia			$5,250,268

Singapore — 0.1%
ABJA Investment Co. Pte., Ltd., 5.45%, 1/24/28(1)	USD	5,953	$5,143,886
Total Singapore			$5,143,886

Total Foreign Corporate Bonds (identified cost $118,365,501)			$104,268,403

Senior Floating-Rate Loans — 0.1%
Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Financial Services — 0.1%
Yapi ve Kredi Bankasi AS, Term Loan, (6 mo. EURIBOR + 1.90%), 11/1/19(9)	EUR	2,600	$2,768,197
			$2,768,197

Total Senior Floating-Rate Loans (identified cost $2,772,716)			$2,768,197

Sovereign Loans — 2.5%
Borrower		Principal Amount (000’s omitted)	Value

Barbados — 0.2%
Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(2)(4)(10)		$25,760	$8,824,088
Total Barbados			$8,824,088

Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 6.28%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(2)(10)		$10,400	$9,949,846
Total Ethiopia			$9,949,846

Kenya — 0.1%
Government of Kenya, Term Loan, 7.57%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(2)		$3,806	$3,815,515
Total Kenya			$3,815,515

Macedonia — 0.3%
Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(2)(10)(11)	EUR	11,000	$12,622,344
Total Macedonia			$12,622,344

Nigeria — 0.5%
Bank of Industry Limited, Term Loan, 8.32%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(2)(10)		$24,380	$24,776,029
Total Nigeria			$24,776,029

Tanzania — 1.2%
Government of the United Republic of Tanzania, Term Loan, 7.70%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(2)		$59,140	$60,113,149
Total Tanzania			$60,113,149

Total Sovereign Loans (identified cost $134,707,596)			$120,100,971

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Credit Linked Notes — 0.0%(5)
Security	Principal Amount (000’s omitted)	Value

Argentina — 0.0%(5)
Desarrolladora Energética SA (Deutsche Bank AG), 9.50%, 7/27/20(3)(12)	$2,100	$1,974,000
Total Argentina		$1,974,000

Total Credit Linked Notes (identified cost $2,118,859)		$1,974,000

Debt Obligations — United States — 13.3%

Corporate Bonds & Notes — 0.0%(5)
Security	Principal Amount	Value
Eaton Corp., 8.875%, 6/15/19	$500,000	$516,869

Total Corporate Bonds & Notes (identified cost $502,868)		$516,869

Asset-Backed Securities — 1.0%
Security	Principal Amount	Value
Invitation Homes Trust
Series 2018-SFR3, Class E, 4.29%, (1 mo. USD LIBOR + 2.00%), 7/17/37(2)(3)	$32,000,000	$32,171,379
Pnmac Gmsr Issuer Trust
Series 2018-GT1, Class A, 5.131%, (1 mo. USD LIBOR + 2.85%), 2/25/23(2)(3)	9,000,000	9,106,915
Series 2018-GT2, Class A, 4.931%, (1 mo. USD LIBOR + 2.65%), 8/25/25(2)(3)	8,064,000	8,131,659

Total Asset-Backed Securities (identified cost $49,064,000)		$49,409,953

Collateralized Mortgage Obligations — 3.1%
Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$46,531	$49,414
Series 1548, Class Z, 7.00%, 7/15/23	57,889	61,502
Series 1650, Class K, 6.50%, 1/15/24	318,866	337,440
Series 1817, Class Z, 6.50%, 2/15/26	51,281	54,872
Series 1927, Class ZA, 6.50%, 1/15/27	198,295	212,793
Series 2127, Class PG, 6.25%, 2/15/29	278,747	296,978
Series 2344, Class ZD, 6.50%, 8/15/31	460,363	506,100
Series 2458, Class ZB, 7.00%, 6/15/32	859,695	965,218

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.: (continued)
Interest Only:(13)
Series 362, Class C6, 3.50%, 12/15/47	$18,668,556	$4,147,337
Series 362, Class C11, 4.00%, 12/15/47	3,264,027	756,745
Series 4791, Class JI, 4.00%, 5/15/48	35,072,352	8,935,341
		$16,323,740
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA2, Class M2, 5.731%, (1 mo. USD LIBOR + 3.45%), 10/25/29(2)	$8,445,000	$9,253,943
Series 2017-DNA3, Class M2, 4.781%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	2,006,486	2,083,712
Series 2018-DNA1, Class M2B, 4.081%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	14,935,900	14,080,398
		$25,418,053
Federal National Mortgage Association:
Series G48, Class Z, 7.10%, 12/25/21	$164,896	$171,886
Series G92-60, Class Z, 7.00%, 10/25/22	238,446	249,862
Series G93-1, Class K, 6.675%, 1/25/23	246,360	255,770
Series G94-7, Class PJ, 7.50%, 5/17/24	293,064	314,214
Series 1992-180, Class F, 3.431%, (1 mo. USD LIBOR + 1.15%), 10/25/22(2)	201,670	204,046
Series 1993-16, Class Z, 7.50%, 2/25/23	182,271	193,585
Series 1993-79, Class PL, 7.00%, 6/25/23	113,582	120,310
Series 1993-104, Class ZB, 6.50%, 7/25/23	46,573	48,979
Series 1993-121, Class Z, 7.00%, 7/25/23	740,199	783,043
Series 1993-141, Class Z, 7.00%, 8/25/23	155,832	165,501
Series 1994-42, Class ZQ, 7.00%, 4/25/24	999,428	1,064,343
Series 1994-79, Class Z, 7.00%, 4/25/24	195,998	208,402
Series 1994-89, Class ZQ, 8.00%, 7/25/24	164,195	178,459
Series 1996-35, Class Z, 7.00%, 7/25/26	48,867	52,987
Series 1998-16, Class H, 7.00%, 4/18/28	209,878	230,523
Series 1998-44, Class ZA, 6.50%, 7/20/28	346,631	374,790
Series 1999-25, Class Z, 6.00%, 6/25/29	336,840	362,582
Series 2000-2, Class ZE, 7.50%, 2/25/30	90,985	100,840
Series 2000-49, Class A, 8.00%, 3/18/27	281,461	310,514
Series 2001-31, Class ZA, 6.00%, 7/25/31	2,672,594	2,878,718
Series 2001-74, Class QE, 6.00%, 12/25/31	717,829	776,650
Series 2009-48, Class WA, 5.827%, 7/25/39(14)	3,428,652	3,634,175
Series 2011-38, Class SA, 6.656%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(15)	3,901,841	3,904,705
Interest Only:(13)
Series 424, Class C8, 3.50%, 2/25/48	26,499,894	5,903,681
Series 2018-21, Class IO, 3.00%, 4/25/48	27,392,320	5,391,351
Series 2018-45, Class GI, 4.00%, 6/25/48	8,028,593	2,028,238
Series 2018-58, Class BI, 4.00%, 8/25/48	4,637,730	1,178,588
		$31,086,742

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C03, Class 1M2, 5.281%, (1 mo. USD LIBOR + 3.00%), 10/25/29(2)	$15,630,000	$16,725,258
Series 2017-C06, Class 1M2, 4.931%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	13,132,047	13,670,025
Series 2017-C07, Class 1M2, 4.681%, (1 mo. USD LIBOR + 2.40%), 5/25/30(2)	11,003,243	11,304,219
Series 2017-C07, Class 1M2C, 4.681%, (1 mo. USD LIBOR + 2.40%), 5/25/30(2)	3,942,383	4,018,840
Series 2018-C01, Class 1M2, 4.531%, (1 mo. USD LIBOR + 2.25%), 7/25/30(2)	16,074,692	16,276,491
Series 2018-C03, Class 1M2, 4.431%, (1 mo. USD LIBOR + 2.15%), 10/25/30(2)	15,500,000	15,570,834
		$77,565,667
Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$64,936	$68,253
		$68,253

Total Collateralized Mortgage Obligations (identified cost $146,849,897)		$150,462,455

Mortgage Pass-Throughs — 6.6%
Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.875%, (COF + 1.25%), with maturity at 2035(16)	$1,808,628	$1,848,192
3.172%, (COF + 2.39%), with maturity at 2023(16)	39,720	40,551
4.12%, (COF + 1.25%), with maturity at 2029(16)	47,390	46,920
4.288%, (1 yr. CMT + 2.33%), with maturity at 2036(16)	1,713,116	1,806,270
4.438%, (COF + 1.25%), with maturity at 2030(16)	345,577	366,268
4.50%, with maturity at 2035	266,819	274,754
6.00%, with various maturities to 2035	7,216,974	7,801,383
6.50%, with various maturities to 2036	13,266,625	14,538,377
6.60%, with maturity at 2030	777,676	863,319
7.00%, with various maturities to 2036	13,459,913	14,949,131
7.31%, with maturity at 2026	30,979	33,651
7.50%, with various maturities to 2035	7,437,051	8,201,446
7.95%, with maturity at 2022	91,436	94,556
8.00%, with various maturities to 2034	3,216,080	3,560,894
8.15%, with maturity at 2021	10,418	10,565
8.30%, with maturity at 2021	4,741	4,780
8.50%, with maturity at 2025	83,132	87,428

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.: (continued)
9.00%, with various maturities to 2027	$245,594	$259,203
9.50%, with maturity at 2027	54,543	56,570
10.00%, with maturity at 2020	3,382	3,484
10.50%, with maturity at 2021	9,352	9,620
		$54,857,362
Federal National Mortgage Association:
2.135%, (COF + 1.25%), with various maturities to 2033(16)	$2,476,373	$2,494,381
2.252%, (COF + 1.25%), with maturity at 2027(16)	101,077	101,797
2.334%, (COF + 1.40%), with maturity at 2025(16)	427,610	431,433
2.534%, (COF + 1.60%), with maturity at 2024(16)	208,337	210,844
2.95%, (COF + 2.17%), with maturity at 2023(16)	7,671	7,706
3.504%, (COF + 1.25%), with maturity at 2034(16)	980,326	1,018,723
3.682%, (COF + 1.25%), with maturity at 2035(16)	2,554,450	2,647,649
3.696%, (1 yr. CMT + 2.15%), with maturity at 2028(16)	138,004	142,917
3.882%, (COF + 1.77%), with maturity at 2035(16)	2,844,829	3,002,529
5.50%, with maturity at 2020	21,035	21,174
6.00%, with various maturities to 2038	41,989,190	45,928,427
6.322%, (COF + 2.00%, Floor 6.322%), with maturity at 2032(16)	950,759	1,017,698
6.50%, with various maturities to 2038	14,325,452	15,677,432
7.00%, with various maturities to 2035	16,024,351	17,856,367
7.493%, (1 yr. CMT + 2.15%), with maturity at 2025(16)	26,241	27,807
7.50%, with various maturities to 2035	4,572,626	5,053,591
8.00%, with various maturities to 2034	1,583,795	1,746,785
8.50%, with various maturities to 2037	2,276,678	2,598,996
9.00%, with various maturities to 2032	426,102	464,682
9.138%, with maturity at 2028(14)	5,091	5,312
9.50%, with various maturities to 2031	200,092	215,975
9.539%, with maturity at 2027(14)	10,237	10,805
10.50%, with maturity at 2029	42,589	48,951
11.50%, with maturity at 2031	130,264	158,451
		$100,890,432
Government National Mortgage Association:
3.125%, (1 yr. CMT + 1.50%), with maturity at 2024(16)	$188,316	$190,870
5.00%, with various maturities to 2048	157,966,199	164,570,243
6.50%, with various maturities to 2032	514,027	559,609

26	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value
Government National Mortgage Association: (continued)
7.00%, with various maturities to 2031	$832,198	$917,299
7.50%, with various maturities to 2028	120,250	131,294
7.75%, with maturity at 2019	4,847	4,925
8.00%, with various maturities to 2023	76,626	82,473
8.30%, with maturity at 2020	794	805
8.50%, with maturity at 2021	11,259	11,603
9.00%, with maturity at 2025	34,432	36,839
9.50%, with various maturities to 2021	19,515	20,349
		$166,526,309

Total Mortgage Pass-Throughs (identified cost $322,636,927)		$322,274,103

U.S. Treasury Obligations — 1.9%
Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21	$1,500,000	$1,664,531
U.S. Treasury Inflation-Protected Note, 0.375%, 1/15/27(17)(18)	98,640,045	92,896,959

Total U.S. Treasury Obligations (identified cost $99,384,756)		$94,561,490

Small Business Administration Loans (Interest Only)(19) — 0.7%
Security	Principal Amount	Value
1.109%, 5/15/42 to 9/15/42	$3,835,684	$167,813
1.409%, 9/15/42	2,762,541	165,013
1.609%, 8/15/42 to 9/15/42	4,714,737	311,734
1.655%, 12/15/42 to 4/15/43	5,578,737	371,192
1.659%, 8/15/42	1,878,490	152,331
1.809%, 7/15/37 to 9/15/37	3,399,513	213,333
1.905%, 1/15/43 to 4/15/43	10,458,061	825,196
1.909%, 7/15/42 to 9/15/42	7,442,875	574,283
1.932%, 3/15/41 to 5/15/42	2,198,557	172,358
1.959%, 9/15/42	3,025,051	231,888
2.032%, 8/15/32	862,903	64,543
2.059%, 8/15/38	835,297	56,103
2.109%, 8/15/42 to 9/15/42	6,122,381	531,352
2.155%, 2/15/43 to 4/15/43	13,713,114	1,210,336
2.159%, 2/15/42 to 4/15/43	3,166,896	295,978
2.209%, 9/15/42	6,265,115	557,175
2.238%, 3/19/36	27,391,793	2,334,109
2.28%, 3/15/43	2,824,190	283,193
2.329%, 10/29/39	47,663,726	4,361,994

Security	Principal Amount	Value
2.359%, 9/15/42	$2,019,975	$196,895
2.382%, 2/15/41 to 3/15/41	1,390,651	119,265
2.386%, 7/15/39	1,049,009	85,100
2.405%, 1/15/43 to 4/15/43	19,994,652	2,011,468
2.409%, 12/15/41 to 12/15/42	7,619,963	784,458
2.455%, 3/15/28 to 1/15/43	2,555,859	250,082
2.459%, 3/15/28 to 4/15/43	8,073,106	759,047
2.482%, 9/15/41	959,676	111,759
2.532%, 6/15/36	910,119	75,148
2.559%, 5/15/37	1,441,133	123,175
2.579%, 9/15/42	2,560,636	269,307
2.609%, 9/15/42	2,913,879	376,237
2.632%, 11/15/36	651,439	62,291
2.655%, 4/15/43	6,618,626	749,355
2.659%, 4/15/43	1,757,337	204,600
2.709%, 7/15/27 to 9/15/42	10,705,224	1,105,244
2.886%, 2/15/41	840,517	88,490
2.905%, 12/15/42 to 4/15/43	14,457,162	1,790,408
2.909%, 10/15/42 to 12/15/42	3,341,099	426,926
2.932%, 4/15/42 to 5/15/42	3,106,623	381,304
2.955%, 2/15/28 to 2/15/43	3,920,510	348,923
2.959%, 7/15/27 to 12/15/42	6,629,225	733,582
2.982%, 7/15/43	1,242,231	166,288
2.985%, 2/15/29	1,000,688	92,599
3.032%, 4/15/41 to 1/15/42	4,222,749	478,566
3.082%, 10/15/42	2,504,609	338,102
3.155%, 1/15/43 to 4/15/43	4,908,833	756,109
3.159%, 9/15/42 to 12/15/42	4,246,894	633,239
3.205%, 3/15/28 to 3/15/43	2,267,246	281,270
3.209%, 6/15/27 to 9/15/42	8,043,491	1,028,151
3.289%, 12/15/42	3,640,253	538,655
3.405%, 4/15/43	5,803,715	851,951
3.409%, 3/15/43 to 4/15/43	3,527,956	488,076
3.455%, 3/15/28 to 3/15/43	1,566,875	208,030
3.459%, 3/15/27 to 9/15/42	4,685,722	667,699
3.532%, 4/15/37	3,272,804	383,082
3.655%, 1/15/43 to 6/15/43	8,980,605	1,466,285
3.659%, 9/15/42	806,909	123,237
3.685%, 3/15/43	1,381,105	245,918
3.705%, 2/15/28 to 4/15/28	9,598,707	1,054,008
3.709%, 3/15/42 to 10/15/42	8,776,866	1,219,347
3.782%, 5/15/27 to 9/15/42	4,283,240	598,232

Total Small Business Administration Loans (Interest Only) (identified cost $37,576,285)		$35,551,832

Total Debt Obligations - United States (identified cost $656,014,733)		$652,776,702

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Common Stocks — 2.8%
Security	Shares	Value

Cyprus — 0.2%
Bank of Cyprus Holdings PLC(20)(21)	1,305,859	$2,589,656
Bank of Cyprus Holdings PLC(20)(21)	3,095,143	6,221,739
Total Cyprus		$8,811,395

Iceland — 1.1%
Arion Banki HF(3)	12,208,641	$7,879,040
Eik Fasteignafelag HF(20)	57,784,005	3,520,471
Eimskipafelag Islands HF	3,836,370	5,600,857
Hagar HF	17,472,633	6,696,050
Heimavellir HF(20)	75,681,248	677,857
N1 HF(20)	4,131,100	4,125,368
Reginn HF(20)	29,010,300	4,455,341
Reitir Fasteignafelag HF	15,552,197	9,122,132
Siminn HF	288,361,064	8,986,494
Sjova-Almennar Tryggingar HF	31,136,235	3,610,838
Tryggingamidstodin HF	6,966,651	1,545,540
Total Iceland		$56,219,988

Japan — 0.3%
Mitsubishi UFJ Financial Group, Inc.	741,800	$4,489,736
Mizuho Financial Group, Inc.	1,548,200	2,658,821
Resona Holdings, Inc.	210,600	1,107,763
Sumitomo Mitsui Financial Group, Inc.	92,000	3,582,028
Sumitomo Mitsui Trust Holdings, Inc.	47,600	1,891,314
Total Japan		$13,729,662

Serbia — 0.0%(5)
Komercijalna Banka AD Beograd(20)	56,243	$1,130,747
Total Serbia		$1,130,747

Singapore — 0.2%
Yoma Strategic Holdings, Ltd.	43,974,000	$8,105,039
Total Singapore		$8,105,039

South Korea — 0.3%
Hana Financial Group, Inc.	20,100	$677,081
Hyundai Mobis Co., Ltd.	4,800	801,800
Hyundai Motor Co.	8,647	809,903
KB Financial Group, Inc.	19,639	817,850
KT&G Corp.	7,599	677,612
LG Household & Health Care, Ltd.	700	643,723
Naver Corp.	14,305	1,440,576

Security	Shares	Value

South Korea (continued)
POSCO	2,597	$594,435
S-Oil Corp.	5,800	632,909
Samsung Biologics Co., Ltd.(3)(20)	2,015	689,693
Samsung C&T Corp.	7,400	708,237
Samsung Electronics Co., Ltd.	58,250	2,180,635
Samsung Life Insurance Co., Ltd.	8,700	703,878
Samsung SDI Co., Ltd.	4,000	831,857
Samsung SDS Co., Ltd.	4,300	731,445
SK Hynix, Inc.	17,200	1,035,876
SK Telecom Co., Ltd.	3,700	869,354
Total South Korea		$14,846,864

Sri Lanka — 0.1%
Softlogic Life Insurance PLC(20)	25,625,000	$4,529,402
Total Sri Lanka		$4,529,402

Vietnam — 0.6%
Bank for Foreign Trade of Vietnam JSC	846,990	$2,025,027
Bank for Investment and Development of Vietnam JSC(20)	468,816	596,232
Bao Viet Holdings	156,900	661,424
Binh Minh Plastics JSC	255,600	626,186
Coteccons Construction JSC	133,000	831,450
Danang Rubber JSC	68,640	62,094
Domesco Medical Import Export JSC	240,160	805,317
FPT Corp.	34,993	63,058
HA TIEN 1 Cement JSC	219,600	114,628
Hoa Phat Group JSC(20)	1,218,898	2,109,044
Hoa Sen Group	155,404	61,654
KIDO Group Corp.	373,100	414,622
Kinh Bac City Development Share Holding Corp.(20)	513,300	266,948
Masan Group Corp.(20)	954,000	3,404,288
PetroVietnam Drilling & Well Services JSC(20)	260,463	184,334
PetroVietnam Fertilizer & Chemical JSC	385,500	310,949
PetroVietnam Gas JSC	165,200	735,614
PetroVietnam Nhon Trach 2 Power JSC	882,000	932,388
PetroVietnam Technical Services Corp.	672,281	545,882
Pha Lai Thermal Power JSC	219,100	167,606
Refrigeration Electrical Engineering Corp.	807,810	1,166,273
Saigon - Hanoi Commercial Joint Stock Bank(20)	958,301	316,438
Saigon Securities, Inc.	668,470	824,069
Saigon Thuong Tin Commercial JSB(20)	5	3
Tan Tao Investment & Industry JSC(20)	1,064,400	127,290
Viet Capital Securities JSC	448,200	1,008,624
Vietnam Construction and Import-Export JSC	311,100	246,918

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Security		Shares	Value

Vietnam (continued)
Vietnam Dairy Products JSC		546,768	$2,727,959
Vietnam Joint Stock Commercial Bank for Industry and Trade		148,700	149,705
Vietnam Prosperity JSC Bank(20)		2,180,305	2,138,512
Vietnam Technological & Commercial Joint Stock Bank(20)		781,800	963,892
Vingroup JSC(20)		1,385,904	5,804,189
Total Vietnam			$30,392,617

Total Common Stocks (identified cost $160,919,825)			$137,765,714

Short-Term Investments — 27.6%

Foreign Government Securities — 7.2%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.2%
Argentina Treasury Bill, 0.00%, 11/30/18	ARS	219,200	$6,487,465
Total Argentina			$6,487,465

Egypt — 4.9%
Egypt Treasury Bill, 0.00%, 12/18/18	EGP	63,975	$3,512,095
Egypt Treasury Bill, 0.00%, 1/1/19	EGP	120,325	6,556,195
Egypt Treasury Bill, 0.00%, 1/8/19	EGP	53,500	2,903,871
Egypt Treasury Bill, 0.00%, 1/15/19	EGP	449,850	24,290,118
Egypt Treasury Bill, 0.00%, 1/29/19	EGP	184,500	9,882,549
Egypt Treasury Bill, 0.00%, 2/5/19	EGP	250,000	13,342,578
Egypt Treasury Bill, 0.00%, 4/2/19	EGP	68,925	3,569,857
Egypt Treasury Bill, 0.00%, 4/16/19	EGP	323,500	16,636,872
Egypt Treasury Bill, 0.00%, 4/23/19	EGP	965,000	49,213,385
Egypt Treasury Bill, 0.00%, 6/4/19	EGP	358,375	18,040,841
Egypt Treasury Bill, 0.00%, 7/23/19	EGP	647,300	31,588,746
Egypt Treasury Bill, 0.00%, 8/6/19	EGP	580,350	28,135,316
Egypt Treasury Bill, 0.00%, 8/20/19	EGP	101,325	4,932,328
Egypt Treasury Bill, 0.00%, 9/3/19	EGP	567,550	27,157,521
Total Egypt			$239,762,272

Georgia — 0.0%(5)
Bank of Georgia Promissory Note, 7.59%, 6/4/19	GEL	2,755	$1,018,484
Total Georgia			$1,018,484

Security		Principal Amount (000’s omitted)	Value

Kazakhstan — 0.7%
National Bank of Kazakhstan Note, 0.00%, 1/18/19	KZT	12,353,000	$32,770,072
Total Kazakhstan			$32,770,072

Nigeria — 1.4%
Nigeria OMO Bill, 0.00%, 11/8/18	NGN	2,993,380	$8,224,628
Nigeria OMO Bill, 0.00%, 11/22/18	NGN	5,577,606	15,252,225
Nigeria Treasury Bill, 0.00%, 11/1/18	NGN	4,704,951	12,961,298
Nigeria Treasury Bill, 0.00%, 11/15/18	NGN	4,726,051	12,951,352
Nigeria Treasury Bill, 0.00%, 11/29/18	NGN	3,527,651	9,627,888
Nigeria Treasury Bill, 0.00%, 12/6/18	NGN	3,172,645	8,629,254
Nigeria Treasury Bill, 0.00%, 1/3/19	NGN	103,035	277,664
Nigeria Treasury Bill, 0.00%, 1/10/19	NGN	390,471	1,049,001
Total Nigeria			$68,973,310

Total Foreign Government Securities (identified cost $356,180,664)			$349,011,603

U.S. Treasury Obligations — 11.5%
Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 11/1/18		$60,000	$60,000,000
U.S. Treasury Bill, 0.00%, 11/8/18		99,900	99,860,276
U.S. Treasury Bill, 0.00%, 11/15/18(17)		99,900	99,818,026
U.S. Treasury Bill, 0.00%, 12/6/18(17)		99,900	99,692,760
U.S. Treasury Bill, 0.00%, 12/13/18(17)		39,000	38,902,459
U.S. Treasury Bill, 0.00%, 12/20/18(17)		99,900	99,606,294
U.S. Treasury Bill, 0.00%, 1/10/19		60,000	59,740,707

Total U.S. Treasury Obligations (identified cost $557,628,978)			$557,620,522

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Other — 8.9%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.28%(22)	433,546,536	$433,503,182

Total Other (identified cost $433,536,644)		$433,503,182

Total Short-Term Investments (identified cost $1,347,346,286)		$1,340,135,307

Total Purchased Options and Swaptions — 0.7% (identified cost $31,084,357)		$33,575,221

Total Investments — 97.1% (identified cost $4,861,690,842)		$4,729,301,515

Less Unfunded Loan Commitments — (0.0)%(5)		$(1,384,844)

Net Investments — 97.1% (identified cost $4,860,305,998)		$4,727,916,671

Total Written Options — (0.0)%(5) (premiums received $2,364,968)		$(2,375,971)

Other Assets, Less Liabilities — 2.9%		$138,978,138

Net Assets — 100.0%		$4,864,518,838

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2018, the aggregate value of these securities is $1,115,845,421 or 22.9% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2018.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2018, the aggregate value of these securities is $67,065,881 or 1.4% of the Portfolio’s net assets.

(4)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Amount is less than 0.05% or (0.05)%, as applicable.

(6)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	When-issued security.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(9)	This Senior Loan will settle after October 31, 2018, at which time the interest rate will be determined.

(10)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(11)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(12)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Deutsche Bank AG) in addition to the market risk of the underlying security.

(13)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(14)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2018.

(15)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2018.

(16)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at October 31, 2018.

(17)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(18)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(19)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(20)	Non-income producing security.

(21)	Securities are traded on separate exchanges for the same entity.

(22)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2018.

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Purchased Currency Options — 0.3%

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call SEK/Put EUR	BNP Paribas	EUR	27,285,000	SEK	9.68	1/18/19	$13,382
Call SEK/Put EUR	BNP Paribas	EUR	24,630,000	SEK	9.96	4/15/19	125,314
Call SEK/Put EUR	BNP Paribas	EUR	16,015,000	SEK	9.96	4/15/19	81,482
Call SEK/Put EUR	Citibank, N.A.	EUR	27,984,000	SEK	9.67	1/18/19	13,502
Call SEK/Put EUR	Citibank, N.A.	EUR	36,940,000	SEK	9.58	4/12/19	41,003
Call SEK/Put EUR	Citibank, N.A.	EUR	24,630,000	SEK	9.96	4/12/19	122,887
Call SEK/Put EUR	Citibank, N.A.	EUR	12,310,000	SEK	9.96	4/12/19	61,419
Call SEK/Put EUR	Citibank, N.A.	EUR	12,310,000	SEK	9.96	4/12/19	61,419
Call SEK/Put EUR	Deutsche Bank AG	EUR	36,379,000	SEK	9.70	1/16/19	18,048
Call SEK/Put EUR	Deutsche Bank AG	EUR	679,000	SEK	9.70	1/16/19	337
Call SEK/Put EUR	Deutsche Bank AG	EUR	32,020,000	SEK	9.56	4/23/19	37,573
Call SEK/Put EUR	Deutsche Bank AG	EUR	26,130,000	SEK	9.56	4/23/19	30,662
Put CNH/Call USD	Bank of America, N.A.	USD	110,000,000	CNH	7.40	11/12/18	14,740
Put CNH/Call USD	Bank of America, N.A.	USD	76,000,000	CNH	6.93	6/26/19	2,168,660
Put CNH/Call USD	Citibank, N.A.	USD	113,700,000	CNH	7.45	11/9/18	8,073
Put CNH/Call USD	Citibank, N.A.	USD	31,389,000	CNH	6.87	12/27/18	666,483
Put CNH/Call USD	Goldman Sachs International	USD	67,014,000	CNH	6.83	12/24/18	1,686,675
Put CNH/Call USD	Goldman Sachs International	USD	33,100,000	CNH	6.93	6/26/19	944,508
Put CNH/Call USD	Goldman Sachs International	USD	42,900,000	CNH	6.95	6/26/19	1,159,330
Put EUR/Call USD	BNP Paribas	EUR	99,028,000	USD	1.13	5/29/19	1,582,635
Put EUR/Call USD	Goldman Sachs International	EUR	84,881,000	USD	1.14	5/27/19	1,735,528
Put MXN/Call USD	Citibank, N.A.	USD	49,865,000	MXN	21.32	5/6/19	1,817,928
Put MXN/Call USD	Citibank, N.A.	USD	23,700,000	MXN	21.32	5/6/19	864,031
Put MXN/Call USD	Goldman Sachs International	USD	23,700,000	MXN	21.32	5/6/19	864,031
Put MXN/Call USD	Goldman Sachs International	USD	54,855,000	MXN	21.32	5/7/19	2,009,777

Total							$16,129,427

Purchased Interest Rate Swaptions — 0.4%

Description	Counterparty	Notional Amount	Expiration Date	Value

Option to enter into interest rate swap expiring 7/3/38 to pay 3-month USD-LIBOR Rate and receive 3.00%	Bank of America, N.A.	$71,648,000	6/29/28	$3,089,246
Option to enter into interest rate swap expiring 7/3/38 to receive 3-month USD-LIBOR Rate and pay 3.00%	Bank of America, N.A.	71,648,000	6/29/28	4,902,655
Option to enter into interest rate swap expiring 7/6/38 to pay 3-month USD-LIBOR Rate and receive 3.01%	Morgan Stanley & Co. International PLC	28,963,000	7/3/28	1,256,517
Option to enter into interest rate swap expiring 7/6/38 to receive 3-month USD-LIBOR Rate and pay 3.01%	Morgan Stanley & Co. International PLC	28,963,000	7/3/28	1,971,315
Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.98%	Morgan Stanley & Co. International PLC	28,963,000	7/5/28	1,234,676

31	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Purchased Interest Rate Swaptions (continued)

Description	Counterparty	Notional Amount	Expiration Date	Value

Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.99%	Goldman Sachs International	26,762,000	7/5/28	$ 1,148,012
Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.98%	Morgan Stanley & Co. International PLC	28,963,000	7/5/28	2,002,961
Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.99%	Goldman Sachs International	26,762,000	7/5/28	1,840,412

Total				$17,445,794

Written Currency Options — (0.0)%(5)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Put CNH/Call USD	Barclays Bank PLC	USD	67,014,000	CNH	6.83	12/24/18	$(1,686,675)
Put CNH/Call USD	Deutsche Bank AG	USD	113,700,000	CNH	7.45	11/9/18	(8,073)
Put CNH/Call USD	Deutsche Bank AG	USD	31,389,000	CNH	6.87	12/27/18	(666,483)
Put CNH/Call USD	Societe Generale	USD	110,000,000	CNH	7.40	11/12/18	(14,740)

Total							$(2,375,971)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	4,774,549	USD	5,429,756	Standard Chartered Bank	11/1/18	$—	$(21,862)
EUR	52,935,994	USD	60,153,817	Standard Chartered Bank	11/1/18	—	(195,845)
EUR	52,935,994	USD	60,251,749	Standard Chartered Bank	11/1/18	—	(293,777)
EUR	92,000	USD	104,488	UBS AG	11/1/18	—	(284)
EUR	12,612,000	USD	14,314,157	UBS AG	11/1/18	—	(29,171)
NZD	15,138,000	USD	9,949,299	HSBC Bank USA, N.A.	11/1/18	—	(71,000)
NZD	31,226,000	USD	20,522,976	HSBC Bank USA, N.A.	11/1/18	—	(146,455)
USD	5,429,617	EUR	4,774,549	BNP Paribas	11/1/18	21,723	—
USD	64,201,568	EUR	52,935,994	Standard Chartered Bank	11/1/18	4,243,596	—
USD	60,153,817	EUR	52,935,994	Standard Chartered Bank	11/1/18	195,845	—
USD	14,441,907	EUR	12,704,000	Standard Chartered Bank	11/1/18	52,717	—
USD	21,334,996	NZD	31,226,000	Standard Chartered Bank	11/1/18	958,475	—
USD	10,342,957	NZD	15,138,000	Standard Chartered Bank	11/1/18	464,657	—
AUD	9,650,000	USD	7,166,148	State Street Bank and Trust Company	11/2/18	—	(332,499)
CAD	21,721,384	USD	16,540,678	HSBC Bank USA, N.A.	11/2/18	—	(40,709)
NZD	4,776,000	USD	3,117,725	Australia and New Zealand Banking Group Limited	11/2/18	—	(1,147)

32	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

NZD	9,854,000	USD	6,432,593	Australia and New Zealand Banking Group Limited	11/2/18	$—	$(2,367)
USD	6,834,902	AUD	9,650,000	Australia and New Zealand Banking Group Limited	11/2/18	1,254	—
USD	16,700,073	CAD	21,721,384	UBS AG	11/2/18	199,835	—
USD	6,719,605	NZD	9,854,000	State Street Bank and Trust Company	11/2/18	289,379	—
USD	3,256,833	NZD	4,776,000	State Street Bank and Trust Company	11/2/18	140,255	—
ARS	191,249,000	USD	5,312,472	BNP Paribas	11/5/18	—	(5,231)
ARS	206,909,156	USD	5,170,144	Goldman Sachs International	11/5/18	571,673	—
ARS	173,144,844	USD	4,779,046	Goldman Sachs International	11/5/18	25,797	—
CZK	548,058,000	EUR	21,271,415	Deutsche Bank AG	11/5/18	—	(165,748)
EGP	66,250,000	USD	3,626,163	HSBC Bank USA, N.A.	11/5/18	67,977	—
EUR	21,235,883	PLN	91,292,000	Deutsche Bank AG	11/5/18	266,764	—
IDR	31,521,000,000	USD	2,077,440	Deutsche Bank AG	11/5/18	—	(5,146)
PHP	304,675,000	USD	5,690,393	Bank of America, N.A.	11/5/18	3,935	—
PHP	394,300,000	USD	7,383,619	BNP Paribas	11/5/18	—	(14,214)
PHP	484,700,000	USD	9,065,744	Citibank, N.A.	11/5/18	—	(6,778)
PHP	1,709,488,000	USD	31,905,338	Deutsche Bank AG	11/5/18	44,723	—
PHP	1,407,815,000	USD	26,293,657	Deutsche Bank AG	11/5/18	18,183	—
PHP	153,710,000	USD	2,870,830	Deutsche Bank AG	11/5/18	1,985	—
PHP	564,488,000	USD	10,542,901	JPMorgan Chase Bank, N.A.	11/5/18	7,291	—
PHP	358,270,000	USD	6,691,382	JPMorgan Chase Bank, N.A.	11/5/18	4,627	—
PHP	430,330,000	USD	8,037,242	Morgan Stanley & Co. International PLC	11/5/18	5,558	—
PHP	630,800,000	USD	11,795,571	UBS AG	11/5/18	—	(6,019)
SGD	5,809,100	USD	4,207,267	Deutsche Bank AG	11/5/18	—	(13,179)
USD	14,336,336	ARS	571,303,000	Goldman Sachs International	11/5/18	—	(1,517,565)
USD	3,699,443	EGP	66,250,000	HSBC Bank USA, N.A.	11/5/18	5,303	—
USD	2,071,433	IDR	31,521,000,000	Citibank, N.A.	11/5/18	—	(861)
USD	5,646,835	PHP	304,675,000	Bank of America, N.A.	11/5/18	—	(47,492)
USD	7,364,312	PHP	394,300,000	BNP Paribas	11/5/18	—	(5,093)
USD	9,052,706	PHP	484,700,000	Citibank, N.A.	11/5/18	—	(6,260)
USD	31,927,982	PHP	1,709,488,000	Deutsche Bank AG	11/5/18	—	(22,079)
USD	2,818,040	PHP	153,710,000	Deutsche Bank AG	11/5/18	—	(54,775)
USD	25,850,441	PHP	1,407,815,000	Deutsche Bank AG	11/5/18	—	(461,399)
USD	6,642,010	PHP	358,270,000	JPMorgan Chase Bank, N.A.	11/5/18	—	(54,000)
USD	10,381,389	PHP	564,488,000	JPMorgan Chase Bank, N.A.	11/5/18	—	(168,803)
USD	7,943,332	PHP	430,330,000	Morgan Stanley & Co. International PLC	11/5/18	—	(99,468)
USD	11,781,405	PHP	630,800,000	UBS AG	11/5/18	—	(8,147)
USD	12,441,627	SGD	17,082,043	Deutsche Bank AG	11/5/18	108,633	—
CZK	1,137,300,000	EUR	44,048,956	Goldman Sachs International	11/6/18	—	(241,888)
EUR	42,744,310	PLN	184,057,000	Goldman Sachs International	11/6/18	461,346	—
CZK	561,107,000	EUR	21,729,804	Goldman Sachs International	11/7/18	—	(117,727)

33	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	21,762,188	PLN	94,054,000	Goldman Sachs International	11/7/18	$146,195	$—
JPY	1,983,309,000	USD	17,582,760	Standard Chartered Bank	11/8/18	1,592	—
JPY	3,813,558,202	USD	34,339,365	Standard Chartered Bank	11/8/18	—	(527,714)
USD	3,741,353	EUR	3,166,613	Deutsche Bank AG	11/8/18	153,032	—
USD	1,735,940	EUR	1,470,300	Deutsche Bank AG	11/8/18	69,835	—
USD	682,873	EUR	568,365	Deutsche Bank AG	11/8/18	38,818	—
USD	713,981	EUR	598,726	Deutsche Bank AG	11/8/18	35,521	—
USD	819,554	EUR	694,537	Deutsche Bank AG	11/8/18	32,523	—
USD	615,304	EUR	518,806	Deutsche Bank AG	11/8/18	27,407	—
USD	380,020	EUR	318,756	Deutsche Bank AG	11/8/18	18,814	—
USD	160,008	EUR	134,136	Deutsche Bank AG	11/8/18	8,009	—
USD	75,233,374	JPY	8,355,042,400	Standard Chartered Bank	11/8/18	1,156,157	—
AUD	18,700,000	USD	13,902,812	Standard Chartered Bank	11/9/18	—	(659,283)
EUR	1,719,857	RSD	203,975,000	Deutsche Bank AG	11/9/18	—	(3,909)
RSD	203,975,000	EUR	1,715,085	Deutsche Bank AG	11/9/18	9,318	—
THB	781,729,902	USD	23,560,274	Deutsche Bank AG	11/9/18	24,167	—
THB	128,608,259	USD	3,869,081	JPMorgan Chase Bank, N.A.	11/9/18	10,972	—
THB	89,661,839	USD	2,703,100	Standard Chartered Bank	11/9/18	1,957	—
USD	1,554,914	AUD	2,091,440	Standard Chartered Bank	11/9/18	73,735	—
USD	45,954,545	CAD	60,000,000	Deutsche Bank AG	11/9/18	371,469	—
USD	108,747,652	EUR	93,474,000	Standard Chartered Bank	11/9/18	2,817,274	—
USD	13,493,686	NZD	20,000,000	Standard Chartered Bank	11/9/18	441,489	—
USD	24,617,537	THB	781,729,902	Deutsche Bank AG	11/9/18	1,033,096	—
USD	4,049,971	THB	128,608,259	JPMorgan Chase Bank, N.A.	11/9/18	169,918	—
USD	22,442,027	THB	713,274,945	Standard Chartered Bank	11/9/18	922,841	—
ILS	229,130,000	USD	63,554,539	Goldman Sachs International	11/13/18	—	(1,900,373)
USD	20,013,721	NZD	30,173,000	HSBC Bank USA, N.A.	11/13/18	321,870	—
USD	11,572,085	ZAR	170,134,400	Citibank, N.A.	11/13/18	54,680	—
EUR	7,921,634	SEK	82,473,072	JPMorgan Chase Bank, N.A.	11/14/18	—	(40,058)
SEK	82,473,072	EUR	7,911,195	JPMorgan Chase Bank, N.A.	11/14/18	51,892	—
EUR	6,410,100	USD	7,569,943	Deutsche Bank AG	11/15/18	—	(302,271)
JPY	1,416,650,000	USD	12,570,990	Goldman Sachs International	11/15/18	—	(4,544)
JPY	1,571,793,600	USD	13,948,177	Goldman Sachs International	11/15/18	—	(5,524)
USD	8,586,390	EUR	7,174,457	Deutsche Bank AG	11/15/18	452,101	—
USD	7,790,943	EUR	6,505,789	Deutsche Bank AG	11/15/18	414,779	—
USD	7,052,130	EUR	5,929,947	Deutsche Bank AG	11/15/18	328,847	—
USD	4,511,835	EUR	3,781,448	Deutsche Bank AG	11/15/18	224,487	—
USD	4,347,446	EUR	3,663,598	Deutsche Bank AG	11/15/18	193,714	—
USD	5,857,974	EUR	5,010,949	Deutsche Bank AG	11/15/18	176,638	—
USD	3,843,265	EUR	3,251,053	Deutsche Bank AG	11/15/18	157,271	—
USD	1,218,637	EUR	1,020,933	Deutsche Bank AG	11/15/18	61,119	—
USD	837,644	EUR	709,609	Deutsche Bank AG	11/15/18	33,100	—
USD	300,578	EUR	253,438	Deutsche Bank AG	11/15/18	13,233	—
USD	21,075,455	JPY	2,332,399,557	Goldman Sachs International	11/15/18	385,819	—
BRL	28,355,000	USD	6,925,989	Standard Chartered Bank	11/16/18	683,784	—

34	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	6,996,052	BRL	28,355,000	Citibank, N.A.	11/16/18	$—	$(613,721)
EUR	2,205,387	RSD	262,000,000	Citibank, N.A.	11/19/18	—	(7,161)
RSD	333,628,000	EUR	2,814,120	Citibank, N.A.	11/19/18	2,537	—
UGX	3,552,763,000	USD	931,750	Standard Chartered Bank	11/19/18	11,392	—
AUD	10,370,000	USD	7,622,624	Credit Suisse International	11/20/18	—	(277,677)
AUD	369,807	USD	268,942	Standard Chartered Bank	11/20/18	—	(7,012)
AUD	9,812,807	USD	7,136,347	Standard Chartered Bank	11/20/18	—	(186,054)
EUR	45,920,000	USD	53,614,126	Deutsche Bank AG	11/20/18	—	(1,530,657)
EUR	45,920,000	USD	53,642,366	Deutsche Bank AG	11/20/18	—	(1,558,898)
JPY	4,081,992,000	USD	37,162,228	Standard Chartered Bank	11/20/18	—	(939,982)
USD	6,568,488	ARS	247,763,374	Goldman Sachs International	11/20/18	—	(180,185)
USD	13,732,369	ARS	553,002,500	JPMorgan Chase Bank, N.A.	11/20/18	—	(1,330,523)
USD	94,284,169	EUR	81,505,000	Deutsche Bank AG	11/20/18	1,839,415	—
USD	11,989,427	EUR	10,335,000	Deutsche Bank AG	11/20/18	267,244	—
USD	10,185,803	NZD	15,463,000	Goldman Sachs International	11/20/18	93,576	—
USD	7,379,426	NZD	11,191,498	Standard Chartered Bank	11/20/18	75,078	—
UGX	3,554,626,000	USD	931,750	Standard Chartered Bank	11/26/18	10,587	—
USD	9,820,950	MYR	40,315,000	Goldman Sachs International	11/26/18	196,379	—
USD	10,007,308	MYR	41,080,000	UBS AG	11/26/18	200,105	—
USD	7,035,269	ZAR	102,436,400	Goldman Sachs International	11/26/18	111,844	—
USD	4,474,521	ZAR	65,179,000	Goldman Sachs International	11/26/18	69,232	—
KRW	4,576,400,000	USD	4,062,134	Deutsche Bank AG	11/28/18	—	(48,969)
USD	19,898,612	KRW	22,293,410,000	Barclays Bank PLC	11/28/18	348,936	—
USD	5,441,496	KRW	6,097,740,000	Citibank, N.A.	11/28/18	94,227	—
USD	88,057,948	EUR	73,809,101	Standard Chartered Bank	11/29/18	4,283,895	—
COP	3,003,000,000	USD	995,970	Credit Agricole Corporate and Investment Bank	11/30/18	—	(64,425)
COP	134,074,928,770	USD	45,132,831	UBS AG	11/30/18	—	(3,542,122)
IDR	162,586,400,000	USD	10,991,509	Deutsche Bank AG	11/30/18	—	(350,218)
IDR	162,789,600,000	USD	10,997,440	Standard Chartered Bank	11/30/18	—	(342,849)
NOK	57,763,000	EUR	6,063,358	JPMorgan Chase Bank, N.A.	11/30/18	—	(22,455)
THB	619,955,000	USD	18,685,162	Goldman Sachs International	11/30/18	28,236	—
THB	682,045,000	USD	20,555,288	Standard Chartered Bank	11/30/18	32,303	—
USD	2,541,973	IDR	38,505,800,000	Deutsche Bank AG	11/30/18	21,765	—
USD	7,945,678	IDR	120,496,200,000	Goldman Sachs International	11/30/18	59,193	—
USD	8,999,601	IDR	137,603,900,000	Goldman Sachs International	11/30/18	—	(6,584)
USD	1,880,890	IDR	28,770,100,000	Standard Chartered Bank	11/30/18	—	(2,115)
AUD	9,065,179	USD	6,538,895	Australia and New Zealand Banking Group Limited	12/3/18	—	(117,303)
USD	5,120,455	ARS	191,249,000	BNP Paribas	12/3/18	—	(6,864)
USD	4,612,276	ARS	173,144,844	Goldman Sachs International	12/3/18	—	(29,677)
USD	6,540,504	NZD	9,870,000	Australia and New Zealand Banking Group Limited	12/3/18	97,961	—
USD	4,455,991	NZD	6,532,035	HSBC Bank USA, N.A.	12/3/18	192,271	—
USD	2,458,905	NZD	3,604,508	HSBC Bank USA, N.A.	12/3/18	106,099	—

35	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

ILS	224,630,000	USD	61,895,184	Goldman Sachs International	12/4/18	$—	$(1,355,553)
NOK	576,913,000	EUR	60,997,615	State Street Bank and Trust Company	12/4/18	—	(734,519)
NOK	153,854,000	EUR	16,264,843	The Toronto-Dominion Bank	12/4/18	—	(193,273)
EGP	66,980,000	USD	3,626,421	HSBC Bank USA, N.A.	12/5/18	79,584	—
USD	31,837,005	PHP	1,709,488,000	Deutsche Bank AG	12/5/18	—	(157,904)
COP	3,931,241,000	USD	1,262,948	Citibank, N.A.	12/6/18	—	(43,765)
USD	11,008,950	EUR	9,200,000	Standard Chartered Bank	12/6/18	560,067	—
USD	5,290,770	EUR	4,421,410	Standard Chartered Bank	12/6/18	269,161	—
USD	2,935,762	EUR	2,453,369	Standard Chartered Bank	12/6/18	149,353	—
USD	7,900,417	QAR	29,393,500	Standard Chartered Bank	12/6/18	—	(145,213)
COP	53,777,219,000	USD	17,254,815	Credit Agricole Corporate and Investment Bank	12/7/18	—	(577,643)
USD	9,718,557	NZD	14,770,000	Goldman Sachs International	12/7/18	77,094	—
USD	12,175,439	ZAR	190,156,000	Standard Chartered Bank	12/7/18	—	(659,126)
AUD	12,027,000	USD	8,562,791	Australia and New Zealand Banking Group Limited	12/10/18	—	(42,402)
AUD	20,662,230	USD	14,855,647	Australia and New Zealand Banking Group Limited	12/10/18	—	(217,730)
QAR	22,179,000	USD	6,068,624	Standard Chartered Bank	12/10/18	2,464	—
USD	6,860,670	NZD	10,409,085	Australia and New Zealand Banking Group Limited	12/10/18	65,634	—
USD	2,942,262	NZD	4,464,033	Australia and New Zealand Banking Group Limited	12/10/18	28,148	—
USD	35,832,335	NZD	55,000,000	Australia and New Zealand Banking Group Limited	12/10/18	—	(71,584)
USD	3,160,188	QAR	11,748,000	Standard Chartered Bank	12/10/18	—	(55,608)
USD	3,160,000	QAR	11,771,000	Standard Chartered Bank	12/10/18	—	(62,092)
USD	3,160,268	QAR	11,772,000	Standard Chartered Bank	12/10/18	—	(62,097)
AUD	23,588,000	USD	16,804,822	Australia and New Zealand Banking Group Limited	12/12/18	—	(93,784)
USD	16,664,480	NZD	25,477,000	Australia and New Zealand Banking Group Limited	12/12/18	32,705	—
AUD	17,800,000	USD	12,790,315	Citibank, N.A.	12/13/18	—	(179,666)
AUD	23,642,000	USD	16,768,207	HSBC Bank USA, N.A.	12/13/18	—	(18,715)
AUD	23,532,136	USD	16,703,934	HSBC Bank USA, N.A.	12/13/18	—	(32,276)
COP	42,051,763,000	USD	13,531,257	Goldman Sachs International	12/13/18	—	(493,069)
EUR	467,071	USD	543,458	Goldman Sachs International	12/13/18	—	(12,560)
EUR	10,460,540	USD	12,115,240	Goldman Sachs International	12/13/18	—	(225,225)
EUR	12,743,170	USD	14,728,556	Goldman Sachs International	12/13/18	—	(243,980)
MAD	49,525,000	USD	5,000,000	Credit Agricole Corporate and Investment Bank	12/13/18	140,079	—
MAD	49,525,000	USD	5,000,000	Credit Agricole Corporate and Investment Bank	12/13/18	140,079	—
USD	7,347,872	AUD	10,300,000	Citibank, N.A.	12/13/18	50,699	—
USD	71,745,714	EUR	60,249,000	Goldman Sachs International	12/13/18	3,263,444	—

36	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	27,286,403	EUR	23,203,710	Goldman Sachs International	12/13/18	$911,812	$—
USD	5,523,023	EUR	4,638,000	Goldman Sachs International	12/13/18	251,222	—
USD	195,017	NZD	301,000	Australia and New Zealand Banking Group Limited	12/13/18	—	(1,483)
USD	9,422,352	NZD	14,543,000	Australia and New Zealand Banking Group Limited	12/13/18	—	(71,663)
USD	16,629,946	NZD	25,549,000	HSBC Bank USA, N.A.	12/13/18	—	(49,046)
USD	16,531,024	NZD	25,406,000	HSBC Bank USA, N.A.	12/13/18	—	(54,615)
USD	1,969,693	QAR	7,279,000	Credit Agricole Corporate and Investment Bank	12/13/18	—	(22,852)
USD	3,013,773	QAR	11,160,000	Standard Chartered Bank	12/13/18	—	(41,153)
COP	41,318,127,000	USD	13,483,268	Credit Agricole Corporate and Investment Bank	12/14/18	—	(672,992)
INR	240,980,000	USD	3,313,351	Standard Chartered Bank	12/14/18	—	(76,432)
INR	1,079,420,000	USD	14,844,530	UBS AG	12/14/18	—	(345,421)
MAD	35,314,000	USD	3,561,674	Societe Generale	12/14/18	102,903	—
USD	12,089,511	INR	888,035,000	Barclays Bank PLC	12/14/18	161,145	—
USD	5,888,125	INR	432,365,000	Citibank, N.A.	12/14/18	80,462	—
USD	18,629,599	KRW	20,829,755,000	Barclays Bank PLC	12/17/18	356,549	—
USD	11,328,616	KRW	12,653,045,000	Goldman Sachs International	12/17/18	228,643	—
USD	1,507,046	QAR	5,561,000	BNP Paribas	12/17/18	—	(15,271)
EGP	17,650,000	USD	958,198	HSBC Bank USA, N.A.	12/18/18	14,645	—
USD	8,863,965	OMR	3,675,000	BNP Paribas	12/19/18	—	(677,607)
USD	3,500,136	QAR	12,915,500	BNP Paribas	12/19/18	—	(35,532)
MAD	98,765,000	USD	10,000,000	Credit Agricole Corporate and Investment Bank	12/20/18	239,295	—
USD	81,563,673	EUR	68,871,950	Deutsche Bank AG	12/20/18	3,217,600	—
USD	12,376,229	EUR	10,668,703	Deutsche Bank AG	12/20/18	239,924	—
USD	3,179,792	EUR	2,685,000	Deutsche Bank AG	12/20/18	125,439	—
USD	207,904	EUR	180,407	Deutsche Bank AG	12/20/18	2,681	—
USD	64,409,107	NZD	97,873,538	BNP Paribas	12/20/18	509,198	—
USD	826,900	NZD	1,256,524	BNP Paribas	12/20/18	6,537	—
USD	12,705,997	ZAR	190,916,500	Goldman Sachs International	12/20/18	—	(158,593)
COP	17,329,632,000	USD	5,707,671	UBS AG	12/21/18	—	(336,104)
COP	18,862,184,000	USD	6,222,679	UBS AG	12/21/18	—	(376,075)
EUR	4,639,825	HUF	1,500,530,000	Goldman Sachs International	12/21/18	23,893	—
USD	5,314,804	EUR	4,639,825	Goldman Sachs International	12/21/18	36,116	—
USD	13,474,954	BHD	5,138,000	Credit Agricole Corporate and Investment Bank	12/27/18	—	(139,248)
USD	6,739,032	BHD	2,592,000	Credit Agricole Corporate and Investment Bank	12/31/18	—	(128,406)
USD	3,711,233	BHD	1,424,000	Standard Chartered Bank	12/31/18	—	(61,619)
THB	408,010,000	USD	12,662,860	Goldman Sachs International	1/3/19	—	(327,731)
THB	613,980,000	USD	19,055,866	Standard Chartered Bank	1/3/19	—	(493,766)
INR	800,540,000	USD	10,978,332	Deutsche Bank AG	1/7/19	—	(261,816)
INR	776,880,000	USD	10,631,997	Goldman Sachs International	1/7/19	—	(232,208)

37	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

INR	811,535,000	USD	11,119,203	Goldman Sachs International	1/7/19	$—	$(255,501)
INR	1,036,495,000	USD	14,192,729	JPMorgan Chase Bank, N.A.	1/7/19	—	(317,575)
UGX	4,057,180,000	USD	998,076	Standard Chartered Bank	1/7/19	68,546	—
USD	23,285,811	INR	1,715,000,000	Bank of America, N.A.	1/7/19	327,776	—
USD	1,263,680	INR	93,070,000	Bank of America, N.A.	1/7/19	17,788	—
USD	16,786,974	INR	1,237,200,000	JPMorgan Chase Bank, N.A.	1/7/19	225,061	—
USD	1,475,305	INR	108,730,000	JPMorgan Chase Bank, N.A.	1/7/19	19,779	—
USD	3,683,175	INR	271,450,000	Standard Chartered Bank	1/7/19	49,380	—
EUR	2,963,590	USD	3,427,570	Citibank, N.A.	1/8/19	—	(49,557)
USD	2,987,356	QAR	10,986,000	BNP Paribas	1/8/19	—	(20,601)
USD	2,987,356	QAR	10,986,000	BNP Paribas	1/8/19	—	(20,601)
AUD	25,684,000	USD	18,205,076	BNP Paribas	1/9/19	—	(2,715)
USD	5,238,347	NZD	8,084,967	BNP Paribas	1/9/19	—	(41,529)
USD	12,958,240	NZD	20,000,000	BNP Paribas	1/9/19	—	(102,731)
USD	5,974,711	QAR	21,972,000	BNP Paribas	1/9/19	—	(41,239)
EUR	3,100,100	USD	3,662,303	Deutsche Bank AG	1/10/19	—	(128,083)
EUR	9,977,000	USD	11,657,326	Deutsche Bank AG	1/10/19	—	(283,206)
EUR	32,940,000	USD	39,254,598	Deutsche Bank AG	1/10/19	—	(1,701,874)
QAR	15,500,000	USD	4,246,575	BNP Paribas	1/10/19	—	(2,637)
USD	41,179,822	EUR	35,348,397	Deutsche Bank AG	1/10/19	881,444	—
USD	1,493,695	QAR	5,508,000	BNP Paribas	1/10/19	—	(14,409)
USD	1,493,966	QAR	5,509,000	BNP Paribas	1/10/19	—	(14,412)
USD	2,987,263	QAR	11,023,000	BNP Paribas	1/10/19	—	(30,862)
USD	7,426,987	QAR	27,435,290	Standard Chartered Bank	1/10/19	—	(84,863)
SEK	456,925,000	EUR	43,618,859	Standard Chartered Bank	1/11/19	553,456	—
INR	1,235,545,000	USD	16,644,820	Barclays Bank PLC	1/14/19	—	(121,015)
INR	787,780,000	USD	10,609,832	Deutsche Bank AG	1/14/19	—	(74,300)
INR	1,036,425,000	USD	13,967,051	Goldman Sachs International	1/14/19	—	(106,216)
INR	798,680,000	USD	10,760,981	UBS AG	1/14/19	—	(79,676)
KRW	56,785,000,000	USD	50,000,000	Barclays Bank PLC	1/14/19	—	(132,459)
KRW	51,510,000,000	USD	45,896,819	Citibank, N.A.	1/14/19	—	(661,686)
KRW	18,047,608,150	USD	15,914,998	Deutsche Bank AG	1/14/19	—	(65,921)
KRW	56,835,000,000	USD	49,995,602	UBS AG	1/14/19	—	(84,152)
KRW	10,335,201,608	USD	9,266,746	UBS AG	1/14/19	—	(190,562)
UGX	4,108,992,000	USD	1,048,747	Citibank, N.A.	1/14/19	29,964	—
USD	11,314,634	INR	853,180,000	Citibank, N.A.	1/14/19	—	(95,537)
USD	16,744,038	INR	1,262,760,000	Citibank, N.A.	1/14/19	—	(143,732)
USD	11,580,577	INR	873,465,000	JPMorgan Chase Bank, N.A.	1/14/19	—	(100,880)
USD	11,516,366	INR	869,025,000	UBS AG	1/14/19	—	(105,711)
USD	70,645,775	KRW	78,000,000,000	Bank of America, N.A.	1/14/19	2,147,612	—
USD	8,181,531	KRW	9,077,000,000	Deutsche Bank AG	1/14/19	210,277	—
USD	7,184,641	KRW	7,971,000,000	Deutsche Bank AG	1/14/19	184,656	—
USD	5,031,322	KRW	5,582,000,000	Deutsche Bank AG	1/14/19	129,312	—
USD	26,800,071	KRW	30,000,000,000	Goldman Sachs International	1/14/19	454,624	—
USD	11,091,057	KRW	12,290,000,000	Goldman Sachs International	1/14/19	298,205	—

38	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	9,739,193	KRW	10,792,000,000	Goldman Sachs International	1/14/19	$261,858	$—
USD	6,820,684	KRW	7,558,000,000	Goldman Sachs International	1/14/19	183,388	—
USD	9,199,631	KRW	10,254,828,159	JPMorgan Chase Bank, N.A.	1/14/19	194,029	—
USD	8,079,358	KRW	9,006,060,000	JPMorgan Chase Bank, N.A.	1/14/19	170,402	—
USD	5,658,213	KRW	6,307,210,150	JPMorgan Chase Bank, N.A.	1/14/19	119,337	—
USD	50,307,274	KRW	55,730,398,000	Nomura International PLC	1/14/19	1,365,865	—
SEK	213,439,000	EUR	20,600,106	Goldman Sachs International	1/15/19	1,867	—
EUR	1,570,887	USD	1,835,226	Australia and New Zealand Banking Group Limited	1/16/19	—	(43,437)
EUR	1,136,224	USD	1,313,943	HSBC Bank USA, N.A.	1/16/19	—	(17,940)
MAD	97,450,000	USD	10,000,000	Societe Generale	1/16/19	59,572	—
USD	3,205,857	EUR	2,750,000	Australia and New Zealand Banking Group Limited	1/16/19	69,144	—
USD	291,442	EUR	250,000	Australia and New Zealand Banking Group Limited	1/16/19	6,286	—
USD	1,883,519	QAR	6,937,000	BNP Paribas	1/16/19	—	(15,920)
USD	23,029,553	EUR	19,423,240	Standard Chartered Bank	1/17/19	873,059	—
USD	6,068	EUR	5,182	Standard Chartered Bank	1/17/19	157	—
JPY	2,108,641,000	USD	18,833,710	UBS AG	1/18/19	—	(17,930)
UGX	3,849,800,000	USD	997,358	Citibank, N.A.	1/18/19	12,491	—
USD	30,978,790	CAD	40,000,000	Deutsche Bank AG	1/18/19	544,292	—
EGP	52,767,000	USD	2,868,551	BNP Paribas	1/22/19	10,367	—
EGP	60,700,000	USD	3,304,300	HSBC Bank USA, N.A.	1/22/19	7,435	—
ILS	47,740,400	USD	13,173,400	JPMorgan Chase Bank, N.A.	1/22/19	—	(256,903)
MAD	18,390,000	USD	1,915,625	BNP Paribas	1/22/19	—	(19,098)
MAD	16,957,000	USD	1,778,395	BNP Paribas	1/22/19	—	(29,651)
NOK	167,791,000	EUR	17,659,826	Deutsche Bank AG	1/22/19	—	(172,256)
NOK	29,339,000	EUR	3,098,910	HSBC Bank USA, N.A.	1/22/19	—	(42,686)
USD	6,807,542	KZT	2,518,450,000	Citibank, N.A.	1/22/19	118,781	—
USD	12,203,390	KZT	4,500,000,000	Standard Chartered Bank	1/22/19	251,824	—
USD	11,370,434	KZT	4,223,547,784	Standard Chartered Bank	1/22/19	153,098	—
USD	6,599,088	MYR	27,505,000	Goldman Sachs International	1/22/19	34,032	—
EUR	11,725,251	RON	56,674,000	Citibank, N.A.	1/23/19	—	(367,113)
EUR	11,824,855	RON	57,185,000	Deutsche Bank AG	1/23/19	—	(377,403)
EUR	7,183,292	RON	34,652,200	JPMorgan Chase Bank, N.A.	1/23/19	—	(208,350)
RON	21,330,000	EUR	4,520,983	Deutsche Bank AG	1/23/19	14,869	—
UGX	7,669,473,000	USD	1,994,713	Citibank, N.A.	1/23/19	15,046	—
COP	39,273,353,000	USD	12,660,451	JPMorgan Chase Bank, N.A.	1/24/19	—	(500,176)
JPY	3,078,086,798	USD	27,494,947	Standard Chartered Bank	1/24/19	—	(15,372)
USD	49,897,059	EUR	43,220,188	Standard Chartered Bank	1/24/19	565,177	—
USD	6,945,803	JPY	777,589,547	Standard Chartered Bank	1/24/19	3,883	—
USD	10,313,076	MYR	42,000,000	Deutsche Bank AG	1/24/19	288,412	—
USD	6,966,761	MYR	28,400,000	JPMorgan Chase Bank, N.A.	1/24/19	188,178	—
COP	39,606,056,000	USD	12,693,435	Standard Chartered Bank	1/25/19	—	(430,509)
EUR	364,264	USD	430,371	JPMorgan Chase Bank, N.A.	1/25/19	—	(14,561)

39	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	9,736,000	USD	11,326,814	JPMorgan Chase Bank, N.A.	1/25/19	$—	$(213,106)
USD	30,362,818	CAD	39,727,389	HSBC Bank USA, N.A.	1/25/19	132,198	—
USD	40,167,376	EUR	33,997,508	JPMorgan Chase Bank, N.A.	1/25/19	1,358,997	—
USD	10,287,058	MYR	42,000,000	JPMorgan Chase Bank, N.A.	1/25/19	262,467	—
USD	10,475,324	MYR	42,600,000	Standard Chartered Bank	1/25/19	307,524	—
USD	10,478,528	MYR	42,700,000	Standard Chartered Bank	1/25/19	286,860	—
USD	5,408,881	NZD	8,246,000	Australia and New Zealand Banking Group Limited	1/25/19	22,771	—
USD	112,166	NZD	171,000	Australia and New Zealand Banking Group Limited	1/25/19	472	—
EUR	6,872,715	RON	33,336,104	BNP Paribas	1/28/19	—	(239,223)
EUR	9,759,405	RON	47,216,000	Deutsche Bank AG	1/28/19	—	(310,110)
RON	19,381,800	EUR	4,107,768	Deutsche Bank AG	1/28/19	11,281	—
TRY	65,656,459	USD	15,752,509	Deutsche Bank AG	1/28/19	—	(4,607,238)
TRY	65,656,000	USD	15,748,621	Standard Chartered Bank	1/28/19	—	(4,603,427)
USD	5,953,677	HUF	1,673,058,233	Goldman Sachs International	1/28/19	74,184	—
USD	3,978,102	KZT	1,362,500,000	Deutsche Bank AG	1/28/19	362,692	—
USD	1,482,365	KZT	507,710,000	Deutsche Bank AG	1/28/19	135,150	—
USD	8,236,217	KZT	3,117,820,000	Deutsche Bank AG	1/28/19	—	(36,955)
USD	5,042,351	KZT	1,887,100,000	Standard Chartered Bank	1/28/19	34,909	—
USD	15,744,954	TRY	65,656,459	Deutsche Bank AG	1/28/19	4,599,683	—
USD	15,763,746	TRY	65,656,000	Standard Chartered Bank	1/28/19	4,618,552	—
AUD	1,377,510	USD	978,623	Standard Chartered Bank	1/29/19	—	(2,083)
COP	3,304,465,000	USD	1,044,874	Goldman Sachs International	1/29/19	—	(21,859)
NOK	141,528,000	EUR	14,856,224	Bank of America, N.A.	1/29/19	—	(105,490)
NZD	4,156,303	USD	2,724,211	JPMorgan Chase Bank, N.A.	1/29/19	—	(9,268)
SEK	219,131,000	EUR	21,148,877	Goldman Sachs International	1/29/19	1,480	—
USD	11,174,903	NZD	17,092,000	HSBC Bank USA, N.A.	1/29/19	10,220	—
USD	102,648	NZD	157,000	HSBC Bank USA, N.A.	1/29/19	94	—
USD	2,724,347	NZD	4,156,510	JPMorgan Chase Bank, N.A.	1/29/19	9,269	—
USD	10,782,883	RUB	713,347,000	Standard Chartered Bank	1/29/19	57,831	—
USD	6,478,303	KRW	7,360,000,000	Goldman Sachs International	1/30/19	10,848	—
USD	27,915,525	KRW	30,963,900,000	JPMorgan Chase Bank, N.A.	1/30/19	706,607	—
EUR	5,654,400	USD	6,505,218	Standard Chartered Bank	1/31/19	—	(47,346)
EUR	12,704,000	USD	14,564,882	Standard Chartered Bank	1/31/19	—	(55,686)
NOK	114,722,000	EUR	11,992,404	HSBC Bank USA, N.A.	1/31/19	—	(29,626)
USD	60,759,934	EUR	52,935,994	Standard Chartered Bank	1/31/19	301,913	—
USD	20,905,578	EUR	18,055,203	Standard Chartered Bank	1/31/19	284,791	—
EUR	2,174,904	RON	10,500,000	BNP Paribas	2/1/19	—	(62,638)
EUR	10,942,579	RON	52,921,594	BNP Paribas	2/1/19	—	(337,712)
EUR	23,011,113	RON	111,299,000	Citibank, N.A.	2/1/19	—	(712,684)
EUR	4,687,816	RON	22,682,000	Deutsche Bank AG	2/1/19	—	(147,178)
EUR	4,371,400	USD	5,029,536	Standard Chartered Bank	2/1/19	—	(36,545)
EUR	2,760,000	USD	3,275,124	Standard Chartered Bank	2/1/19	—	(122,665)
USD	16,571,190	CAD	21,721,384	HSBC Bank USA, N.A.	2/1/19	40,331	—

40	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	29,931,527	EUR	25,320,210	Standard Chartered Bank	2/1/19	$1,010,908	$—
USD	14,274,175	EUR	12,075,064	Standard Chartered Bank	2/1/19	482,096	—
USD	20,545,584	NZD	31,226,000	HSBC Bank USA, N.A.	2/1/19	147,654	—
USD	9,960,259	NZD	15,138,000	HSBC Bank USA, N.A.	2/1/19	71,581	—
AUD	9,650,000	USD	6,842,815	Australia and New Zealand Banking Group Limited	2/4/19	—	(1,157)
USD	6,439,638	NZD	9,854,000	Australia and New Zealand Banking Group Limited	2/4/19	2,416	—
USD	3,121,140	NZD	4,776,000	Australia and New Zealand Banking Group Limited	2/4/19	1,171	—
USD	13,263,717	EUR	11,363,900	UBS AG	2/7/19	277,109	—
USD	653,776	EUR	560,133	UBS AG	2/7/19	13,659	—
USD	510,346	EUR	437,247	UBS AG	2/7/19	10,662	—
USD	120,360	EUR	103,121	UBS AG	2/7/19	2,515	—
UGX	2,576,770,000	USD	629,248	Citibank, N.A.	2/11/19	43,432	—
EUR	808,310	RON	3,900,500	Deutsche Bank AG	2/14/19	—	(21,484)
EUR	1,346,600	RON	6,496,000	Deutsche Bank AG	2/14/19	—	(35,301)
EUR	1,078,112	RON	5,202,000	Standard Chartered Bank	2/14/19	—	(28,550)
OMR	3,857,700	USD	10,000,000	BNP Paribas	2/14/19	5,363	—
OMR	3,662,300	USD	9,496,927	BNP Paribas	2/14/19	1,645	—
UGX	3,610,435,000	USD	929,806	Standard Chartered Bank	2/14/19	12,168	—
USD	26,867,859	EUR	22,943,000	Deutsche Bank AG	2/14/19	632,393	—
USD	25,386,390	EUR	21,779,675	Deutsche Bank AG	2/14/19	481,193	—
USD	23,619,071	OMR	9,685,000	BNP Paribas	2/14/19	—	(1,500,027)
UGX	3,647,801,000	USD	931,750	Standard Chartered Bank	2/15/19	19,787	—
EUR	8,366,162	RON	40,350,000	JPMorgan Chase Bank, N.A.	2/19/19	—	(211,895)
EUR	10,788,808	RON	52,056,000	BNP Paribas	2/20/19	—	(277,095)
EUR	7,548,995	RON	36,439,000	Deutsche Bank AG	2/20/19	—	(197,545)
EUR	6,589,000	USD	7,724,746	Goldman Sachs International	2/21/19	—	(185,490)
USD	79,675,833	EUR	67,961,338	Goldman Sachs International	2/21/19	1,913,207	—
USD	43,182,830	EUR	36,833,790	Goldman Sachs International	2/21/19	1,036,923	—
USD	6,133,508	EUR	5,231,717	Goldman Sachs International	2/21/19	147,280	—
USD	56,260	EUR	47,989	Goldman Sachs International	2/21/19	1,351	—
EUR	7,553,599	RON	36,465,000	Citibank, N.A.	2/22/19	—	(196,632)
EUR	2,722,112	RON	13,043,000	Deutsche Bank AG	2/22/19	—	(47,103)
EUR	6,741,795	RON	32,559,500	Deutsche Bank AG	2/22/19	—	(178,768)
UGX	3,654,323,000	USD	931,750	Standard Chartered Bank	2/28/19	19,081	—
USD	94,651,339	EUR	80,409,935	JPMorgan Chase Bank, N.A.	2/28/19	2,587,451	—
USD	31,577,493	EUR	26,408,438	Standard Chartered Bank	3/7/19	1,322,778	—
USD	4,304,646	EUR	3,600,000	Standard Chartered Bank	3/7/19	180,321	—
USD	25,006,174	OMR	10,125,000	Standard Chartered Bank	3/11/19	—	(1,243,351)
USD	24,996,914	OMR	10,125,000	Standard Chartered Bank	3/11/19	—	(1,252,611)
EGP	69,370,000	USD	3,626,242	HSBC Bank USA, N.A.	3/12/19	107,805	—
USD	152,304,239	EUR	129,747,616	Standard Chartered Bank	3/14/19	3,566,669	—
EGP	7,704,000	USD	407,403	Deutsche Bank AG	3/18/19	6,619	—

41	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	84,101,181	EUR	72,337,013	JPMorgan Chase Bank, N.A.	3/21/19	$1,125,090	$—
USD	6,851,747	EUR	5,893,317	JPMorgan Chase Bank, N.A.	3/21/19	91,661	—
EGP	51,853,000	USD	2,772,888	Bank of America, N.A.	3/25/19	8,523	—
EGP	51,826,000	USD	2,772,927	Bank of America, N.A.	3/25/19	7,035	—
USD	22,931,722	OMR	9,138,750	Standard Chartered Bank	3/27/19	—	(754,693)
USD	9,030,625	OMR	3,568,000	BNP Paribas	4/8/19	—	(215,335)
UGX	1,574,165,000	USD	400,857	Standard Chartered Bank	4/11/19	5,416	—
EGP	62,751,800	USD	3,304,466	HSBC Bank USA, N.A.	4/16/19	41,815	—
EGP	79,595,000	USD	4,191,417	Citibank, N.A.	4/17/19	51,908	—
EGP	26,265,000	USD	1,390,418	Citibank, N.A.	4/18/19	9,434	—
EGP	25,020,000	USD	1,325,282	Citibank, N.A.	4/22/19	6,795	—
EGP	17,959,200	USD	952,743	Citibank, N.A.	4/23/19	3,159	—
EGP	48,993,000	USD	2,600,478	Standard Chartered Bank	4/23/19	7,239	—
TWD	386,780,000	USD	13,360,276	Goldman Sachs International	4/24/19	—	(691,686)
USD	9,031,150	OMR	3,567,756	Standard Chartered Bank	4/24/19	—	(211,754)
USD	13,720,468	TWD	386,780,000	JPMorgan Chase Bank, N.A.	4/24/19	1,051,878	—
UGX	3,915,920,000	USD	997,356	Citibank, N.A.	4/25/19	10,577	—
TWD	302,000,000	USD	10,392,292	Citibank, N.A.	4/30/19	—	(495,571)
TWD	300,985,000	USD	10,359,146	Deutsche Bank AG	4/30/19	—	(495,687)
USD	9,469,166	TWD	274,085,000	Bank of America, N.A.	4/30/19	487,236	—
USD	11,360,967	TWD	328,900,000	Standard Chartered Bank	4/30/19	582,717	—
USD	1,423,819	GHS	7,532,000	JPMorgan Chase Bank, N.A.	5/22/19	—	(11,881)
USD	689,338	GHS	3,669,000	ICBC Standard Bank plc	5/23/19	—	(9,839)
USD	569,533	GHS	3,047,000	JPMorgan Chase Bank, N.A.	5/23/19	—	(11,114)
USD	1,378,605	GHS	7,410,000	ICBC Standard Bank plc	5/24/19	—	(33,101)
USD	1,723,277	GHS	9,254,000	ICBC Standard Bank plc	5/28/19	—	(37,893)
USD	17,101,391	OMR	6,858,000	Standard Chartered Bank	5/28/19	—	(650,801)
EGP	38,275,000	USD	1,972,938	Deutsche Bank AG	5/30/19	43,625	—
USD	280,917	GHS	1,531,000	JPMorgan Chase Bank, N.A.	5/31/19	—	(10,226)
USD	561,738	GHS	3,039,000	Standard Chartered Bank	6/3/19	—	(15,723)
USD	702,186	GHS	3,855,000	Standard Chartered Bank	6/4/19	—	(30,137)
USD	847,965	GHS	4,791,000	JPMorgan Chase Bank, N.A.	6/6/19	—	(61,693)
USD	847,965	GHS	4,791,000	JPMorgan Chase Bank, N.A.	6/6/19	—	(61,693)
USD	544,602	GHS	3,077,000	Standard Chartered Bank	6/6/19	—	(39,622)
USD	847,943	GHS	4,740,000	JPMorgan Chase Bank, N.A.	6/7/19	—	(51,797)
USD	1,413,417	GHS	7,901,000	JPMorgan Chase Bank, N.A.	6/10/19	—	(85,168)
EGP	9,793,000	USD	501,948	Deutsche Bank AG	6/17/19	11,441	—
USD	1,413,309	GHS	7,752,000	JPMorgan Chase Bank, N.A.	6/17/19	—	(54,341)
BHD	3,583,000	USD	9,477,332	BNP Paribas	6/19/19	—	(5,686)
USD	13,810,198	BHD	5,267,900	BNP Paribas	6/19/19	—	(115,474)
USD	827,355	GHS	4,567,000	Standard Chartered Bank	6/19/19	—	(36,844)
USD	6,706,021	BHD	2,556,000	Standard Chartered Bank	6/20/19	—	(50,647)
USD	827,355	GHS	4,567,000	Standard Chartered Bank	6/20/19	—	(36,620)
USD	13,412,844	BHD	5,117,000	Standard Chartered Bank	6/24/19	—	(112,855)
USD	565,319	GHS	3,146,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(29,217)

42	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	565,381	GHS	3,152,000	JPMorgan Chase Bank, N.A.	6/24/19	$—	$(30,288)
USD	14,777,487	BHD	5,645,000	BNP Paribas	6/25/19	—	(143,632)
USD	3,701,348	BHD	1,414,100	Standard Chartered Bank	6/25/19	—	(36,465)
UGX	3,964,490,000	USD	997,356	Citibank, N.A.	6/26/19	9,566	—
USD	1,033,898	GHS	5,795,000	ICBC Standard Bank plc	6/27/19	—	(60,398)
CNH	60,846,000	USD	8,821,457	Deutsche Bank AG	6/28/19	—	(176,635)
CNH	9,200,000	USD	1,352,593	Standard Chartered Bank	6/28/19	—	(45,484)
CNH	133,310,000	USD	19,601,702	Standard Chartered Bank	6/28/19	—	(661,406)
CNH	247,075,000	USD	35,966,955	Standard Chartered Bank	6/28/19	—	(863,259)
CNY	92,772,000	USD	13,366,953	Standard Chartered Bank	6/28/19	—	(200,504)
USD	6,988,463	CNH	48,400,000	Citibank, N.A.	6/28/19	111,932	—
USD	15,655,577	CNH	104,000,000	Deutsche Bank AG	6/28/19	879,560	—
USD	11,790,497	CNH	81,885,000	Deutsche Bank AG	6/28/19	156,515	—
USD	5,829,756	CNH	40,396,125	Goldman Sachs International	6/28/19	90,392	—
USD	23,626,680	CNH	157,000,000	Standard Chartered Bank	6/28/19	1,320,578	—
USD	15,400,040	CNH	102,300,000	Standard Chartered Bank	6/28/19	865,554	—
USD	37,381,257	CNH	259,245,000	Standard Chartered Bank	6/28/19	548,483	—
USD	13,986,164	CNH	97,168,875	Standard Chartered Bank	6/28/19	180,693	—
OMR	4,559,000	USD	11,783,407	BNP Paribas	7/3/19	6,393	—
USD	20,224,994	OMR	8,270,000	BNP Paribas	7/3/19	—	(1,161,635)
USD	20,000,000	OMR	8,146,000	Standard Chartered Bank	7/3/19	—	(1,065,958)
USD	1,405,810	GHS	7,985,000	JPMorgan Chase Bank, N.A.	7/9/19	—	(97,358)
USD	1,405,714	GHS	7,872,000	JPMorgan Chase Bank, N.A.	7/12/19	—	(75,033)
USD	9,008,679	OMR	3,685,000	BNP Paribas	7/15/19	—	(517,861)
AED	48,351,000	USD	13,157,451	BNP Paribas	7/17/19	—	(101)
AED	51,624,000	USD	14,048,111	Standard Chartered Bank	7/17/19	—	(108)
USD	13,060,778	AED	48,351,000	BNP Paribas	7/17/19	—	(96,572)
USD	13,940,752	AED	51,624,000	Standard Chartered Bank	7/17/19	—	(107,251)
USD	25,044,139	OMR	10,213,000	BNP Paribas	7/17/19	—	(1,357,313)
CNH	164,000,000	USD	23,756,754	Deutsche Bank AG	7/18/19	—	(468,340)
CNH	227,172,000	USD	32,909,170	Goldman Sachs International	7/18/19	—	(650,172)
CNH	168,000,000	USD	24,333,720	JPMorgan Chase Bank, N.A.	7/18/19	—	(477,295)
CNH	164,000,000	USD	23,766,511	Standard Chartered Bank	7/18/19	—	(478,097)
USD	24,217,366	CNH	164,000,000	Deutsche Bank AG	7/18/19	928,951	—
USD	24,093,892	CNH	163,000,000	Goldman Sachs International	7/18/19	947,481	—
USD	9,491,215	CNH	64,172,000	Goldman Sachs International	7/18/19	378,628	—
USD	24,844,721	CNH	168,000,000	JPMorgan Chase Bank, N.A.	7/18/19	988,296	—
USD	24,255,690	CNH	164,000,000	Standard Chartered Bank	7/18/19	967,276	—
OMR	12,921,000	USD	32,464,824	Standard Chartered Bank	8/14/19	912,313	—
USD	65,799,138	OMR	26,714,450	Standard Chartered Bank	8/14/19	—	(3,208,823)
OMR	10,079,000	USD	25,308,223	BNP Paribas	8/21/19	722,788	—
USD	11,828,938	OMR	4,799,000	BNP Paribas	8/21/19	—	(565,429)
USD	13,012,939	OMR	5,280,000	BNP Paribas	8/21/19	—	(623,706)
USD	26,840,474	CNH	185,988,381	Citibank, N.A.	8/27/19	455,484	—
USD	27,722,029	CNH	192,000,000	Standard Chartered Bank	8/27/19	484,209	—

43	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EGP	90,320,000	USD	4,532,999	HSBC Bank USA, N.A.	9/4/19	$101,239	$—
EGP	3,920,000	USD	195,219	Deutsche Bank AG	9/9/19	5,644	—
USD	10,595,440	BHD	4,066,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(141,291)
USD	10,583,368	BHD	4,067,400	Credit Agricole Corporate and Investment Bank	9/18/19	—	(157,060)
USD	5,966,146	BHD	2,291,000	Bank of America, N.A.	9/19/19	—	(83,447)
USD	10,161,458	BHD	3,902,000	Bank of America, N.A.	9/19/19	—	(142,125)
USD	7,935,673	BHD	3,053,250	Credit Agricole Corporate and Investment Bank	9/23/19	—	(126,438)
USD	9,650,377	BHD	3,712,500	Standard Chartered Bank	9/25/19	—	(152,319)
XOF	1,077,245,994	EUR	1,578,845	Societe Generale	9/30/19	—	(55,015)
USD	5,792,247	BHD	2,226,250	Standard Chartered Bank	10/3/19	—	(85,674)
XOF	636,110,000	EUR	932,508	ICBC Standard Bank plc	10/4/19	—	(33,662)
BHD	1,016,000	USD	2,681,446	Standard Chartered Bank	10/7/19	987	—
BHD	1,016,000	USD	2,682,154	Standard Chartered Bank	10/7/19	279	—
BHD	1,218,000	USD	3,217,116	Standard Chartered Bank	10/7/19	—	(1,364)
BHD	1,040,000	USD	2,748,051	Standard Chartered Bank	10/7/19	—	(2,254)
USD	3,800,728	BHD	1,461,000	Standard Chartered Bank	10/7/19	—	(56,589)
USD	9,089,370	BHD	3,490,500	Standard Chartered Bank	10/7/19	—	(126,212)
USD	9,652,010	BHD	3,709,750	Standard Chartered Bank	10/7/19	—	(142,435)
USD	3,853,151	BHD	1,482,500	Bank of America, N.A.	10/15/19	—	(60,666)
AED	31,914,000	USD	8,681,247	Standard Chartered Bank	10/16/19	220	—
USD	11,710,491	AED	43,200,000	Standard Chartered Bank	10/16/19	—	(41,072)
USD	10,582,236	BHD	4,067,600	Credit Agricole Corporate and Investment Bank	10/16/19	—	(156,186)
USD	2,769,990	BHD	1,067,000	Bank of America, N.A.	10/31/19	—	(46,523)
USD	3,836,968	BHD	1,478,000	Bank of America, N.A.	11/4/19	—	(64,312)
TRY	56,075,000	USD	12,210,125	Goldman Sachs International	2/3/20	—	(4,396,099)
TRY	75,000,000	USD	16,383,058	Goldman Sachs International	2/3/20	—	(5,931,841)
TRY	105,714,000	USD	23,012,321	Goldman Sachs International	2/3/20	—	(8,281,122)
TRY	22,380,694	USD	4,837,709	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,718,969)
TRY	24,435,900	USD	5,260,689	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,855,557)
USD	35,157,716	AED	129,626,500	Standard Chartered Bank	2/3/20	—	(89,983)
USD	47,022,367	TRY	238,615,000	Goldman Sachs International	2/3/20	13,771,472	—
USD	9,296,901	TRY	46,954,000	JPMorgan Chase Bank, N.A.	2/3/20	2,753,882	—
TRY	65,656,459	USD	14,248,363	Deutsche Bank AG	2/10/20	—	(5,129,597)
TRY	56,075,000	USD	12,196,846	Standard Chartered Bank	2/10/20	—	(4,408,810)
TRY	65,656,000	USD	14,263,741	Standard Chartered Bank	2/10/20	—	(5,145,038)
USD	46,457,938	AED	171,309,000	Standard Chartered Bank	2/10/20	—	(122,802)
USD	61,108,343	AED	225,318,683	Standard Chartered Bank	2/10/20	—	(158,204)
USD	13,012,119	TRY	66,030,000	Deutsche Bank AG	2/10/20	3,841,473	—
USD	24,106,664	TRY	122,269,000	Standard Chartered Bank	2/10/20	7,125,204	—
TRY	80,401,306	USD	17,459,567	Goldman Sachs International	2/14/20	—	(6,314,130)
TRY	83,851,541	USD	18,214,737	Standard Chartered Bank	2/14/20	—	(6,591,019)

44	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	16,049,767	TRY	80,401,306	Goldman Sachs International	2/14/20	$4,904,330	$—
USD	16,600,142	TRY	84,595,000	Standard Chartered Bank	2/14/20	4,873,364	—
USD	7,349,695	BHD	2,830,000	Bank of America, N.A.	2/18/20	—	(104,237)
USD	3,505,583	BHD	1,350,000	Credit Agricole Corporate and Investment Bank	3/12/20	—	(48,524)
USD	4,750,977	OMR	1,884,000	Standard Chartered Bank	3/12/20	—	(87,859)
USD	3,787,879	OMR	1,500,000	Credit Agricole Corporate and Investment Bank	4/6/20	—	(62,015)
USD	3,854,797	AED	14,203,000	Standard Chartered Bank	5/21/20	—	(5,766)
USD	4,904,943	OMR	1,935,000	Standard Chartered Bank	5/21/20	—	(55,203)
USD	4,940,466	OMR	1,946,000	Deutsche Bank AG	8/27/20	—	(34,316)

						$129,513,679	$(123,506,883)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures
TOPIX Index	82	Long	12/13/18	$11,886,138	$(130,907)

Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	150	Short	12/17/18	(14,710,547)	107,812
10-Year USD Deliverable Interest Rate Swap	1,468	Short	12/17/18	(143,428,187)	2,683,688
CME 90-Day Eurodollar	3,069	Long	12/17/18	746,150,625	(2,000,037)
CME 90-Day Eurodollar	3,069	Short	12/16/19	(742,659,638)	3,248,836
IFLL 3-Month EURIBOR	3,558	Short	6/17/19	(1,010,363,836)	(402,856)
IFLL 3-Month EURIBOR	8,937	Long	9/16/19	2,536,317,938	1,057,415
IFLL 3-Month EURIBOR	8,937	Short	9/14/20	(2,527,587,285)	(1,971,591)
Japan 10-Year Bond	75	Short	12/13/18	(100,121,859)	(222,670)
U.S. 2-Year Treasury Note	503	Short	12/31/18	(105,960,094)	251,500
U.S. 5-Year Treasury Note	898	Short	12/31/18	(100,919,766)	694,546

					$3,315,736

CME:  Chicago Mercantile Exchange

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

TOPIX Index:  Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

45	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	13,634	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$250,335
EUR	13,669	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	211,684
EUR	13,346	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	168,208
EUR	13,427	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	105,429
EUR	13,634	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	(398,819)
EUR	13,669	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	(387,158)
EUR	13,346	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(305,592)
EUR	13,427	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	(111,683)
EUR	1,231	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	(15,215)
USD	3,927	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	174,093
USD	6,107	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	313,450
USD	6,072	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	292,475
USD	6,054	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	287,980
USD	5,275	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	167,983

							$753,170

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted
HICP	–	Harmonised Indices of Consumer Prices

46	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CAD	25,220	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.51% (pays semi-annually)	2/5/23	$(170,256)	$—	$(170,256)
CAD	30,777	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.46% (pays semi-annually)	2/6/23	(258,917)	—	(258,917)
CAD	12,000	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.42% (pays semi-annually)	3/6/23	(124,360)	—	(124,360)
CAD	17,582	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.39% (pays semi-annually)	3/14/23	(208,980)	—	(208,980)
CHF	56,738	Receives	6-month CHF-LIBOR (pays semi-annually)	(0.03)% (pays annually)	10/12/23	(332,907)	—	(332,907)
CHF	220,569	Receives	6-month CHF-LIBOR (pays semi-annually)	(0.05)% (pays annually)	10/12/23	(1,472,695)	—	(1,472,695)
CZK	1,946,120	Pays	6-month CZK PRIBOR (pays semi-annually)	2.03% (pays annually)	7/27/22	(1,306,000)	—	(1,306,000)
CZK	1,732,850	Pays	6-month CZK PRIBOR (pays semi-annually)	2.06% (pays annually)	7/30/22	(1,080,765)	—	(1,080,765)
CZK	1,728,656	Pays	6-month CZK PRIBOR (pays semi-annually)	2.07% (pays annually)	7/31/22	(1,046,298)	—	(1,046,298)
CZK	466,740	Pays	6-month CZK PRIBOR (pays semi-annually)	2.11% (pays annually)	8/3/22	(255,592)	—	(255,592)
CZK	571,790	Pays	6-month CZK PRIBOR (pays semi-annually)	2.08% (pays annually)	8/6/22	(342,039)	—	(342,039)
CZK	432,967	Pays	6-month CZK PRIBOR (pays semi-annually)	2.06% (pays annually)	8/16/22	(297,147)	—	(297,147)
CZK	800,290	Pays	6-month CZK PRIBOR (pays semi-annually)	2.11% (pays annually)	8/17/22	(489,857)	—	(489,857)
CZK	800,290	Pays	6-month CZK PRIBOR (pays semi-annually)	2.11% (pays annually)	8/17/22	(489,857)	—	(489,857)
CZK	838,000	Pays	6-month CZK PRIBOR (pays semi-annually)	2.10% (pays annually)	8/18/22	(522,742)	—	(522,742)
CZK	279,334	Pays	6-month CZK PRIBOR (pays semi-annually)	2.13% (pays annually)	8/21/22	(161,709)	—	(161,709)
CZK	851,968	Pays	6-month CZK PRIBOR (pays semi-annually)	2.12% (pays annually)	8/21/22	(511,090)	—	(511,090)
CZK	203,582	Pays	6-month CZK PRIBOR (pays semi-annually)	2.17% (pays annually)	8/23/22	(104,598)	—	(104,598)
CZK	1,066,269	Pays	6-month CZK PRIBOR (pays semi-annually)	2.20% (pays annually)	8/23/22	(489,672)	—	(489,672)
CZK	612,740	Pays	6-month CZK PRIBOR (pays semi-annually)	2.15% (pays annually)	8/6/23	(441,753)	—	(441,753)
CZK	1,222,026	Pays	6-month CZK PRIBOR (pays semi-annually)	2.20% (pays annually)	8/7/23	(791,260)	—	(791,260)
CZK	63,267	Pays	6-month CZK PRIBOR (pays semi-annually)	2.18% (pays annually)	8/8/23	(44,153)	—	(44,153)

47	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CZK	508,880	Pays	6-month CZK PRIBOR (pays semi-annually)	2.18% (pays annually)	8/8/23	$(352,025)	$—	$(352,025)
CZK	316,330	Pays	6-month CZK PRIBOR (pays semi-annually)	2.17% (pays annually)	8/10/23	(228,224)	—	(228,224)
CZK	258,183	Pays	6-month CZK PRIBOR (pays semi-annually)	2.16% (pays annually)	8/13/23	(191,253)	—	(191,253)
CZK	297,630	Pays	6-month CZK PRIBOR (pays semi-annually)	2.17% (pays annually)	8/13/23	(216,468)	—	(216,468)
CZK	826,440	Receives	6-month CZK PRIBOR (pays semi-annually)	2.12% (pays annually)	7/27/28	1,262,430	—	1,262,430
CZK	677,140	Receives	6-month CZK PRIBOR (pays semi-annually)	2.15% (pays annually)	7/30/28	960,659	—	960,659
CZK	677,020	Receives	6-month CZK PRIBOR (pays semi-annually)	2.16% (pays annually)	7/31/28	947,755	—	947,755
CZK	182,800	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/3/28	203,434	—	203,434
CZK	225,230	Receives	6-month CZK PRIBOR (pays semi-annually)	2.21% (pays annually)	8/6/28	272,106	—	272,106
CZK	322,520	Receives	6-month CZK PRIBOR (pays semi-annually)	2.20% (pays annually)	8/6/28	402,306	—	402,306
CZK	639,710	Receives	6-month CZK PRIBOR (pays semi-annually)	2.25% (pays annually)	8/7/28	699,062	—	699,062
CZK	263,060	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/8/28	311,168	—	311,168
CZK	32,710	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/9/28	38,664	—	38,664
CZK	163,560	Receives	6-month CZK PRIBOR (pays semi-annually)	2.22% (pays annually)	8/10/28	197,216	—	197,216
CZK	152,380	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/13/28	181,268	—	181,268
CZK	173,175	Receives	6-month CZK PRIBOR (pays semi-annually)	2.19% (pays annually)	8/16/28	233,340	—	233,340
CZK	363,110	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/17/28	426,202	—	426,202
CZK	363,110	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/17/28	426,202	—	426,202
CZK	343,560	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/20/28	404,200	—	404,200
CZK	346,346	Receives	6-month CZK PRIBOR (pays semi-annually)	2.24% (pays annually)	8/21/28	394,303	—	394,303
CZK	487,399	Receives	6-month CZK PRIBOR (pays semi-annually)	2.32% (pays annually)	8/23/28	404,258	—	404,258
EUR	180,382	Receives	3-month EURIBOR (pays quarterly)	(0.09)% (pays annually)	3/25/20	(308,244)	—	(308,244)
EUR	180,382	Receives	3-month EURIBOR (pays quarterly)	(0.09)% (pays annually)	3/25/20	(311,317)	—	(311,317)
EUR	58,367	Receives	3-month EURIBOR (pays quarterly)	(0.11)% (pays annually)	3/26/20	(87,099)	—	(87,099)

48	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

EUR	58,367	Receives	3-month EURIBOR (pays quarterly)	(0.11)% (pays annually)	3/27/20	$(84,403)	$—	$(84,403)
EUR	58,368	Receives	3-month EURIBOR (pays quarterly)	(0.10)% (pays annually)	3/27/20	(88,714)	—	(88,714)
EUR	114,975	Receives	3-month EURIBOR (pays quarterly)	(0.11)% (pays annually)	3/29/20	(160,209)	—	(160,209)
EUR	173,929	Receives	3-month EURIBOR (pays quarterly)	(0.12)% (pays annually)	4/3/20	(223,891)	—	(223,891)
EUR	59,541	Receives	3-month EURIBOR (pays quarterly)	(0.11)% (pays annually)	4/5/20	(82,297)	—	(82,297)
EUR	59,541	Receives	3-month EURIBOR (pays quarterly)	(0.11)% (pays annually)	4/6/20	(81,199)	—	(81,199)
EUR	354,268	Receives	3-month EURIBOR (pays quarterly)	(0.09)% (pays annually)	4/15/20	(546,892)	—	(546,892)
EUR	100,592	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	(374,819)	(285,240)	(660,059)
EUR	12,550	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(556,826)	376,062	(180,764)
EUR	650	Receives	6-month EURIBOR (pays semi-annually)	0.45% (pays annually)	5/16/23	(8,121)	(44)	(8,165)
EUR	9,529	Receives	6-month EURIBOR (pays semi-annually)	0.43% (pays annually)	5/22/23	(106,140)	47,877	(58,263)
EUR	88,500	Receives	6-month EURIBOR (pays semi-annually)	0.40% (pays annually)	10/4/23	(329,671)	98,756	(230,915)
EUR	871	Receives	6-month EURIBOR (pays semi-annually)	0.95% (pays annually)	4/12/28	(9,553)	—	(9,553)
EUR	1,595	Receives	6-month EURIBOR (pays semi-annually)	1.47% (pays annually)	4/5/48	(1,449)	—	(1,449)
EUR	4,466	Receives	6-month EURIBOR (pays semi-annually)	1.36% (pays annually)	4/5/48	137,691	(158,777)	(21,086)
EUR	4,008	Receives	6-month EURIBOR (pays semi-annually)	1.60% (pays annually)	5/18/48	(143,020)	15,588	(127,432)
EUR	400	Receives	6-month EURIBOR (pays semi-annually)	1.59% (pays annually)	5/24/48	(13,170)	—	(13,170)
EUR	4,778	Receives	6-month EURIBOR (pays semi-annually)	1.54% (pays annually)	5/29/48	(85,746)	—	(85,746)
EUR	950	Receives	6-month EURIBOR (pays semi-annually)	1.46% (pays annually)	5/31/48	4,639	(838)	3,801
EUR	945	Receives	6-month EURIBOR (pays semi-annually)	1.50% (pays annually)	6/4/48	(5,870)	—	(5,870)
HUF	2,635,868	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	12/13/21	33,320	—	33,320
HUF	6,569,260	Receives	6-month HUF BUBOR (pays semi-annually)	1.46% (pays annually)	1/12/22	(5,204)	—	(5,204)
HUF	6,043,740	Receives	6-month HUF BUBOR (pays semi-annually)	1.44% (pays annually)	1/13/22	7,680	—	7,680
HUF	3,930,924	Receives	6-month HUF BUBOR (pays semi-annually)	1.25% (pays annually)	2/6/23	386,890	—	386,890

49	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

HUF	3,816,789	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	2/7/23	$368,673	$—	$368,673
HUF	4,931,197	Receives	6-month HUF BUBOR (pays semi-annually)	1.32% (pays annually)	2/9/23	437,230	—	437,230
HUF	4,258,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.19% (pays annually)	3/12/23	510,525	—	510,525
HUF	2,129,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.15% (pays annually)	3/13/23	272,083	—	272,083
HUF	2,732,961	Receives	6-month HUF BUBOR (pays semi-annually)	1.82% (pays annually)	6/15/23	122,616	—	122,616
HUF	558,039	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	6/18/23	19,758	—	19,758
HUF	3,485,900	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	790,274	—	790,274
HUF	2,453,200	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	546,399	—	546,399
HUF	940,022	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	227,402	—	227,402
HUF	964,125	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	234,448	—	234,448
HUF	2,378,174	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	603,496	—	603,496
HUF	957,698	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	189,023	—	189,023
HUF	2,436,021	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	515,664	—	515,664
HUF	2,523,435	Receives	6-month HUF BUBOR (pays semi-annually)	2.04% (pays annually)	10/20/26	567,081	—	567,081
HUF	1,218,150	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	265,873	—	265,873
HUF	3,015,613	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	668,927	—	668,927
HUF	1,825,240	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	255,112	—	255,112
HUF	1,222,117	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	138,273	—	138,273
HUF	1,198,308	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	147,396	—	147,396
HUF	1,190,373	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	157,180	—	157,180
HUF	3,277,496	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	413,272	—	413,272
HUF	695,350	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	2/7/28	168,167	—	168,167
HUF	1,030,149	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	2/7/28	220,247	—	220,247
HUF	2,083,417	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	2/7/28	490,202	—	490,202

50	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

HUF	1,050,752	Receives	6-month HUF BUBOR (pays semi-annually)	2.20% (pays annually)	2/8/28	$220,129	$—	$220,129
HUF	2,013,812	Receives	6-month HUF BUBOR (pays semi-annually)	2.23% (pays annually)	2/9/28	400,631	—	400,631
HUF	1,164,203	Receives	6-month HUF BUBOR (pays semi-annually)	2.82% (pays annually)	6/15/28	80,130	—	80,130
HUF	2,735,497	Receives	6-month HUF BUBOR (pays semi-annually)	2.97% (pays annually)	6/18/28	62,821	—	62,821
JPY	1,425,700	Receives	6-month JPY-LIBOR (pays semi-annually)	0.86% (pays semi-annually)	6/19/47	242,745	—	242,745
JPY	1,425,900	Receives	6-month JPY-LIBOR (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	252,752	—	252,752
JPY	1,814,000	Receives	6-month JPY-LIBOR (pays semi-annually)	0.89% (pays semi-annually)	9/18/47	224,440	—	224,440
JPY	2,055,000	Receives	6-month JPY-LIBOR (pays semi-annually)	0.92% (pays semi-annually)	9/18/47	84,217	—	84,217
JPY	1,402,000	Receives	6-month JPY-LIBOR (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(56,372)	—	(56,372)
JPY	3,122,000	Receives	6-month JPY-LIBOR (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(73,912)	—	(73,912)
NZD	32,240	Receives	3-month NZD Bank Bill (pays quarterly)	2.76% (pays semi-annually)	2/9/23	(470,077)	—	(470,077)
NZD	44,340	Receives	3-month NZD Bank Bill (pays quarterly)	2.75% (pays semi-annually)	2/9/23	(643,392)	—	(643,392)
NZD	35,500	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/20/23	(493,517)	—	(493,517)
NZD	35,680	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/22/23	(499,143)	—	(499,143)
NZD	30,800	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	4/28/27	(1,040,584)	—	(1,040,584)
NZD	22,435	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	5/8/27	(929,704)	—	(929,704)
NZD	23,592	Receives	3-month NZD Bank Bill (pays quarterly)	3.41% (pays semi-annually)	5/8/27	(990,195)	—	(990,195)
NZD	21,377	Receives	3-month NZD Bank Bill (pays quarterly)	3.31% (pays semi-annually)	5/18/27	(782,785)	—	(782,785)
NZD	95,900	Receives	3-month NZD Bank Bill (pays quarterly)	3.17% (pays semi-annually)	6/26/27	(2,676,659)	—	(2,676,659)
NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(948,740)	—	(948,740)
NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(954,143)	—	(954,143)
NZD	58,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.15% (pays semi-annually)	1/11/28	(1,480,313)	—	(1,480,313)
NZD	37,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.20% (pays semi-annually)	1/12/28	(1,047,988)	—	(1,047,988)
PLN	38,447	Pays	6-month PLN WIBOR (pays semi-annually)	2.41% (pays annually)	12/13/21	213,187	—	213,187

51	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

PLN	95,706	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	1/12/22	$550,863	$—	$550,863
PLN	98,984	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	1/13/22	548,852	—	548,852
PLN	56,176	Pays	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	2/6/23	435,324	—	435,324
PLN	55,640	Pays	6-month PLN WIBOR (pays semi-annually)	2.69% (pays annually)	2/7/23	398,657	—	398,657
PLN	68,374	Pays	6-month PLN WIBOR (pays semi-annually)	2.63% (pays annually)	2/9/23	435,535	—	435,535
PLN	60,280	Pays	6-month PLN WIBOR (pays semi-annually)	2.45% (pays annually)	3/12/23	231,800	—	231,800
PLN	20,260	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	6/15/23	25,188	—	25,188
PLN	8,210	Pays	6-month PLN WIBOR (pays semi-annually)	2.53% (pays annually)	6/18/23	11,828	—	11,828
PLN	49,240	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	(460,811)	—	(460,811)
PLN	35,503	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	(337,669)	—	(337,669)
PLN	12,853	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	(114,808)	—	(114,808)
PLN	47,555	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	(406,973)	—	(406,973)
PLN	13,591	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	(71,271)	—	(71,271)
PLN	13,817	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	(78,363)	—	(78,363)
PLN	20,724	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	(121,406)	—	(121,406)
PLN	15,166	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	10/20/26	(97,635)	—	(97,635)
PLN	20,727	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/20/26	(128,408)	—	(128,408)
PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	(100,663)	—	(100,663)
PLN	43,554	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	(259,759)	—	(259,759)
PLN	26,131	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	(136,921)	—	(136,921)
PLN	17,422	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	10,662	—	10,662
PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	2,233	—	2,233
PLN	17,421	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	(12,920)	—	(12,920)
PLN	48,146	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	(20,663)	—	(20,663)

52	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

PLN	9,965	Pays	6-month PLN WIBOR (pays semi-annually)	3.14% (pays annually)	2/7/28	$108,607	$(38,824)	$69,783
PLN	15,012	Pays	6-month PLN WIBOR (pays semi-annually)	3.12% (pays annually)	2/7/28	156,715	—	156,715
PLN	30,357	Pays	6-month PLN WIBOR (pays semi-annually)	3.17% (pays annually)	2/7/28	352,686	—	352,686
PLN	15,012	Pays	6-month PLN WIBOR (pays semi-annually)	3.10% (pays annually)	2/8/28	149,383	—	149,383
PLN	28,914	Pays	6-month PLN WIBOR (pays semi-annually)	3.08% (pays annually)	2/9/28	273,890	—	273,890
PLN	25,846	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/15/28	108,202	—	108,202
PLN	6,154	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/18/28	25,511	—	25,511
SGD	35,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	91,508	—	91,508
SGD	35,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	88,488	—	88,488
SGD	37,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/22/23	117,847	—	117,847
SGD	71,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.45% (pays semi-annually)	10/22/23	235,802	—	235,802
SGD	19,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	55,450	—	55,450
SGD	19,190	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	56,004	—	56,004
SGD	28,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	81,716	—	81,716
USD	3,354	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	9/20/19	34,873	2,057	36,930
USD	2,100	Receives	3-month USD-LIBOR (pays quarterly)	2.30% (pays semi-annually)	1/30/20	5,182	—	5,182
USD	8,222	Pays	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	7/31/20	(145,433)	—	(145,433)
USD	20,736	Pays	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	8/12/20	(502,552)	—	(502,552)
USD	22,053	Pays	3-month USD-LIBOR (pays quarterly)	1.62% (pays semi-annually)	8/14/20	(584,743)	—	(584,743)
USD	23,643	Pays	3-month USD-LIBOR (pays quarterly)	1.69% (pays semi-annually)	8/17/20	(596,050)	—	(596,050)
USD	11,489	Pays	3-month USD-LIBOR (pays quarterly)	1.56% (pays semi-annually)	8/22/20	(319,239)	—	(319,239)

53	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	1,500	Pays	3-month USD-LIBOR (pays quarterly)	1.55% (pays semi-annually)	9/23/20	$(42,991)	$—	$(42,991)
USD	11,970	Pays	3-month USD-LIBOR (pays quarterly)	1.43% (pays semi-annually)	10/28/20	(379,950)	—	(379,950)
USD	11,970	Pays	3-month USD-LIBOR (pays quarterly)	1.42% (pays semi-annually)	10/28/20	(380,525)	—	(380,525)
USD	12,334	Pays	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	11/5/20	(347,383)	—	(347,383)
USD	11,935	Pays	3-month USD-LIBOR (pays quarterly)	1.56% (pays semi-annually)	11/9/20	(332,715)	—	(332,715)
USD	16,312	Pays	3-month USD-LIBOR (pays quarterly)	1.67% (pays semi-annually)	11/12/20	(410,345)	—	(410,345)
USD	8,910	Pays	3-month USD-LIBOR (pays quarterly)	1.11% (pays semi-annually)	2/23/21	(412,017)	—	(412,017)
USD	8,640	Pays	3-month USD-LIBOR (pays quarterly)	1.17% (pays semi-annually)	2/25/21	(388,049)	—	(388,049)
USD	25,617	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	9/15/22	1,200,315	—	1,200,315
USD	39,231	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	9/18/22	1,802,960	—	1,802,960
USD	475	Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	4/5/23	7,517	(56)	7,461
USD	2,840	Receives	3-month USD-LIBOR (pays quarterly)	2.78% (pays semi-annually)	4/10/23	39,267	37	39,304
USD	208	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	4/12/23	3,148	15	3,163
USD	1,751	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	4/12/23	26,475	123	26,598
USD	3,370	Receives	3-month USD-LIBOR (pays quarterly)	2.99% (pays semi-annually)	6/22/23	(8,703)	7,838	(865)
USD	6,900	Receives	3-month USD-LIBOR (pays quarterly)	2.89% (pays semi-annually)	6/27/23	17,128	—	17,128
USD	3,770	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	164	106	270
USD	2,324	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	9/28/23	2,309	—	2,309
USD	2,271	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/2/23	3,605	—	3,605
USD	4,500	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	10,479	(538)	9,941
USD	1,155	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/3/23	1,827	—	1,827
USD	1,448	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/4/23	3,614	—	3,614
USD	1,742	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	10/5/23	(1,222)	—	(1,222)
USD	1,402	Receives	3-month USD-LIBOR (pays quarterly)	3.18% (pays semi-annually)	10/12/23	(4,201)	—	(4,201)

54	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	550	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	10/13/23	$(389)	$—	$(389)
USD	1,347	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/16/23	65	—	65
USD	1,347	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/18/23	(1,604)	—	(1,604)
USD	2,162	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/19/23	(2,690)	—	(2,690)
USD	1,246	Receives	3-month USD-LIBOR (pays quarterly)	3.19% (pays semi-annually)	10/23/23	(3,868)	—	(3,868)
USD	3,366	Receives	3-month USD-LIBOR (pays quarterly)	3.19% (pays semi-annually)	10/23/23	(10,141)	19,625	9,484
USD	2,245	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/25/23	(2,130)	—	(2,130)
USD	6,650	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	10/31/23	11,897	—	11,897
USD	5,210	Pays	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(542,833)	—	(542,833)
USD	7,105	Pays	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(740,511)	—	(740,511)
USD	10,016	Pays	3-month USD-LIBOR (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(965,554)	—	(965,554)
USD	10,016	Pays	3-month USD-LIBOR (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(968,412)	—	(968,412)
USD	2,531	Pays	3-month USD-LIBOR (pays quarterly)	1.72% (pays semi-annually)	5/20/26	(236,500)	—	(236,500)
USD	5,063	Pays	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	5/20/26	(498,535)	—	(498,535)
USD	59,336	Receives	3-month USD-LIBOR (pays quarterly)	2.18% (pays semi-annually)	9/19/27	4,645,858	—	4,645,858
USD	800	Receives	3-month USD-LIBOR (pays quarterly)	2.82% (pays semi-annually)	4/12/28	24,578	(483)	24,095
USD	900	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	4/13/28	29,184	(4)	29,180
USD	848	Receives	3-month USD-LIBOR (pays quarterly)	2.89% (pays semi-annually)	4/18/28	21,335	(257)	21,078
USD	6,300	Receives	3-month USD-LIBOR (pays quarterly)	3.02% (pays semi-annually)	5/10/28	38,618	(26,144)	12,474
USD	2,559	Receives	3-month USD-LIBOR (pays quarterly)	2.89% (pays semi-annually)	6/5/28	45,040	—	45,040
USD	3,191	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	6/5/28	43,481	—	43,481
USD	2,258	Receives	3-month USD-LIBOR (pays quarterly)	2.96% (pays semi-annually)	6/7/28	25,989	—	25,989
USD	600	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	6/27/28	8,344	—	8,344
USD	9,102	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	9/28/28	52,764	—	52,764

55	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	1,818	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/28	$13,464	$—	$13,464
USD	5,554	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	43,528	2,891	46,419
USD	1,781	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	10/3/28	10,269	—	10,269
USD	6,945	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/4/28	54,570	—	54,570
USD	2,108	Receives	3-month USD-LIBOR (pays quarterly)	3.19% (pays semi-annually)	10/5/28	2,820	—	2,820
USD	1,803	Receives	3-month USD-LIBOR (pays quarterly)	3.24% (pays semi-annually)	10/9/28	(5,271)	—	(5,271)
USD	969	Receives	3-month USD-LIBOR (pays quarterly)	3.27% (pays semi-annually)	10/12/28	(5,263)	—	(5,263)
USD	9,757	Receives	3-month USD-LIBOR (pays quarterly)	3.22% (pays semi-annually)	11/2/28	—	—	—
USD	1,629	Receives	3-month USD-LIBOR (pays quarterly)	2.99% (pays semi-annually)	7/3/38	41,934	—	41,934
USD	2,895	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/5/38	76,820	—	76,820
USD	2,895	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	71,460	—	71,460
USD	3,763	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	93,002	—	93,002
USD	4,052	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/6/38	107,003	—	107,003
USD	6,233	Receives	3-month USD-LIBOR (pays quarterly)	2.97% (pays semi-annually)	7/7/38	169,954	—	169,954
USD	0(1)	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	6/15/46	21	12	33
USD	8,500	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	823,506	1,528,791	2,352,297
USD	8,500	Pays	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	(823,520)	(1,687,879)	(2,511,399)
USD	4,643	Receives	3-month USD-LIBOR (pays quarterly)	2.92% (pays semi-annually)	4/16/48	314,852	—	314,852
USD	4,900	Receives	3-month USD-LIBOR (pays quarterly)	2.91% (pays semi-annually)	4/17/48	344,055	—	344,055
USD	1,325	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	5/17/48	27,539	183	27,722
USD	3,102	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	5/18/48	66,919	427	67,346
USD	3,420	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	5/23/48	72,738	—	72,738
USD	1,344	Receives	3-month USD-LIBOR (pays quarterly)	3.02% (pays semi-annually)	5/29/48	54,561	—	54,561
USD	2,000	Receives	3-month USD-LIBOR (pays quarterly)	2.97% (pays semi-annually)	6/22/48	100,114	437	100,551

56	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	2,301	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	9/25/48	$59,626	$(3,440)	$56,186
USD	5,377	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	9/28/48	133,795	—	133,795
USD	6,084	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	175,329	—	175,329
USD	16,399	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	481,948	—	481,948
USD	6,723	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/48	202,560	—	202,560
USD	765	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/3/48	17,776	—	17,776
USD	1,384	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	10/4/48	38,531	—	38,531
USD	7,142	Receives	3-month USD-LIBOR (pays quarterly)	3.21% (pays semi-annually)	10/5/48	87,937	—	87,937
USD	6,208	Receives	3-month USD-LIBOR (pays quarterly)	3.26% (pays semi-annually)	10/9/48	17,722	—	17,722
USD	2,687	Receives	3-month USD-LIBOR (pays quarterly)	3.30% (pays semi-annually)	10/13/48	(11,248)	—	(11,248)

Total						$(5,846,566)	$(101,699)	$(5,948,265)

(1)	Notional amount is less than USD 500.

57	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	SAR	50,400	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.37% (pays annually)	4/11/26	$262,921
Bank of America, N.A.	SAR	18,196	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.43% (pays annually)	5/10/26	115,654
Bank of America, N.A.	SAR	30,566	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.57% (pays annually)	5/23/26	181,482
Citibank, N.A.	MYR	61,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	(40,193)
Citibank, N.A.	MYR	13,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	(6,652)
Goldman Sachs International	SAR	77,540	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.16% (pays annually)	8/3/20	445,784
Goldman Sachs International	SAR	77,052	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.35% (pays annually)	8/12/20	372,389
Goldman Sachs International	SAR	83,879	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	386,367
Goldman Sachs International	SAR	66,550	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(40,429)
Goldman Sachs International	SAR	143,913	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.26% (pays annually)	9/17/20	794,369
Goldman Sachs International	SAR	41,938	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.65% (pays annually)	2/23/21	47,599
Goldman Sachs International	SAR	79,680	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.46% (pays annually)	5/9/26	453,568
JPMorgan Chase Bank, N.A.	MYR	35,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.92% (pays quarterly)	7/19/23	(7,539)
JPMorgan Chase Bank, N.A.	MYR	28,200	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	(13,693)
JPMorgan Chase Bank, N.A.	MYR	14,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	(7,513)
JPMorgan Chase Bank, N.A.	MYR	14,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	(7,513)
JPMorgan Chase Bank, N.A.	MYR	36,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.86% (pays quarterly)	9/4/23	(34,119)

58	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank, N.A.	MYR	29,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	9/5/23	$(18,221)
Standard Chartered Bank	MYR	34,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.93% (pays quarterly)	7/19/23	(3,649)
Standard Chartered Bank	MYR	14,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	(9,446)
Standard Chartered Bank	MYR	13,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	(9,873)
Standard Chartered Bank	MYR	14,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	(10,863)

Total							$2,850,430

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Depreciation

Turkey	$2,160	1.00% (pays quarterly)(1)	6/20/20	3.31%	$(75,499)	$44,124	$(31,375)

Total	$2,160				$(75,499)	$44,124	$(31,375)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Colombia	$86,270	1.00% (pays quarterly)(1)	12/20/23	$1,078,663	$(730,958)	$347,705
France	15,573	0.25% (pays quarterly)(1)	12/20/24	87,432	(17,405)	70,027
Malaysia	270,410	1.00% (pays quarterly)(1)	12/20/23	1,351,600	(1,250,990)	100,610
Markit CDX Emerging Markets Index (CDX.EM.30.V1)	28,620	1.00% (pays quarterly)(1)	12/20/23	1,332,373	(1,366,822)	(34,449)
Markit CDX Emerging Markets Index (CDX.EM.30.V1)	37,887	1.00% (pays quarterly)(1)	12/20/23	1,763,766	(1,704,395)	59,371
Mexico	161,253	1.00% (pays quarterly)(1)	12/20/23	3,160,935	(1,536,332)	1,624,603
Qatar	119,079	1.00% (pays quarterly)(1)	12/20/22	(2,209,583)	5,249	(2,204,334)

59	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Credit Default Swaps — Buy Protection (continued)

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Qatar	$21,150	1.00% (pays quarterly)(1)	12/20/23	$(304,680)	$200,587	$(104,093)
Russia	132,392	1.00% (pays quarterly)(1)	12/20/23	2,687,080	(3,140,202)	(453,122)

Total				$8,947,586	$(9,541,268)	$(593,682)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Argentina	Goldman Sachs International	$52,194	5.00% (pays quarterly)(1)	12/20/23	6.12%	$(2,009,288)	$2,184,111	$174,823
Poland	Barclays Bank PLC	10,720	1.00% (pays quarterly)(1)	6/20/21	0.34	194,307	13,484	207,791
Poland	BNP Paribas	11,790	1.00% (pays quarterly)(1)	6/20/21	0.34	213,701	12,979	226,680
Turkey	Barclays Bank PLC	23,500	1.00% (pays quarterly)(1)	6/20/20	3.31	(821,403)	475,970	(345,433)
Turkey	BNP Paribas	10,000	1.00% (pays quarterly)(1)	6/20/20	3.31	(349,533)	179,564	(169,969)
Turkey	BNP Paribas	32,300	1.00% (pays quarterly)(1)	9/20/20	3.34	(1,312,425)	941,132	(371,293)
Turkey	Deutsche Bank AG	7,086	1.00% (pays quarterly)(1)	12/20/23	3.77	(833,075)	841,337	8,262
Turkey	Goldman Sachs International	10,000	1.00% (pays quarterly)(1)	6/20/20	3.31	(349,533)	192,681	(156,852)
Turkey	Goldman Sachs International	25,000	1.00% (pays quarterly)(1)	6/20/20	3.31	(873,833)	443,710	(430,123)
Turkey	JPMorgan Chase Bank, N.A.	2,710	1.00% (pays quarterly)(1)	6/20/20	3.31	(94,724)	55,758	(38,966)
Turkey	Nomura International PLC	6,900	1.00% (pays quarterly)(1)	6/20/20	3.31	(241,178)	126,150	(115,028)

Total		$192,200				$(6,476,984)	$5,466,876	$(1,010,108)

60	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Colombia	Goldman Sachs International	$73,700	1.00% (pays quarterly)(1)	12/20/28	$6,089,192	$(5,258,971)	$830,221
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(50,559)	(90,189)	(140,748)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(50,559)	(90,295)	(140,854)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(50,559)	(92,806)	(143,365)
Croatia	Barclays Bank PLC	9,040	1.00% (pays quarterly)(1)	3/20/20	(101,118)	(180,220)	(281,338)
Croatia	BNP Paribas	1,500	1.00% (pays quarterly)(1)	3/20/20	(16,779)	(34,314)	(51,093)
Croatia	BNP Paribas	2,340	1.00% (pays quarterly)(1)	3/20/20	(26,174)	(47,942)	(74,116)
Croatia	BNP Paribas	2,760	1.00% (pays quarterly)(1)	3/20/20	(30,872)	(54,335)	(85,207)
Croatia	BNP Paribas	6,250	1.00% (pays quarterly)(1)	3/20/20	(69,910)	(142,776)	(212,686)
Croatia	Citibank, N.A.	1,660	1.00% (pays quarterly)(1)	3/20/20	(18,568)	(32,957)	(51,525)
Croatia	Citibank, N.A.	4,260	1.00% (pays quarterly)(1)	3/20/20	(47,651)	(88,401)	(136,052)
Croatia	Citibank, N.A.	10,000	1.00% (pays quarterly)(1)	3/20/20	(111,857)	(217,843)	(329,700)
Croatia	Citibank, N.A.	167	1.00% (pays quarterly)(1)	6/20/20	(2,079)	(3,943)	(6,022)
Croatia	Citibank, N.A.	1,000	1.00% (pays quarterly)(1)	6/20/20	(12,429)	(24,147)	(36,576)
Croatia	Goldman Sachs International	2,900	1.00% (pays quarterly)(1)	3/20/19	(12,797)	(15,962)	(28,759)
Croatia	Goldman Sachs International	2,210	1.00% (pays quarterly)(1)	3/20/20	(24,720)	(45,279)	(69,999)
Croatia	Goldman Sachs International	3,410	1.00% (pays quarterly)(1)	3/20/20	(38,143)	(69,935)	(108,078)
Croatia	Goldman Sachs International	1,700	1.00% (pays quarterly)(1)	6/20/20	(21,129)	(41,187)	(62,316)
Egypt	Citibank, N.A.	4,550	1.00% (pays quarterly)(1)	6/20/20	92,576	(82,467)	10,109
Egypt	Citibank, N.A.	50	1.00% (pays quarterly)(1)	6/20/20	1,017	(952)	65
Egypt	Deutsche Bank AG	5,100	1.00% (pays quarterly)(1)	6/20/20	103,766	(82,191)	21,575
Egypt	Deutsche Bank AG	4,600	1.00% (pays quarterly)(1)	6/20/20	93,593	(83,770)	9,823
Egypt	Deutsche Bank AG	4,550	1.00% (pays quarterly)(1)	6/20/20	92,576	(82,971)	9,605
France	Citibank, N.A.	48,583	0.25% (pays quarterly)(1)	12/20/28	1,085,798	(1,006,881)	78,917

61	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

France	Goldman Sachs International	$91,084	0.25% (pays quarterly)(1)	12/20/28	$2,035,667	$(1,851,547)	$184,120
Lebanon	Goldman Sachs International	7,552	5.00% (pays quarterly)(1)	12/20/18	(21,798)	11,442	(10,356)
Lebanon	Goldman Sachs International	6,999	5.00% (pays quarterly)(1)	12/20/18	(20,201)	9,808	(10,393)
Oman	Bank of America, N.A.	20,851	1.00% (pays quarterly)(1)	6/20/22	600,182	(756,962)	(156,780)
Oman	Bank of America, N.A.	16,680	1.00% (pays quarterly)(1)	12/20/22	651,076	(743,217)	(92,141)
Poland	Bank of America, N.A.	7,120	1.00% (pays quarterly)(1)	9/20/19	(58,645)	21,145	(37,500)
Poland	Barclays Bank PLC	4,360	1.00% (pays quarterly)(1)	9/20/19	(35,912)	13,696	(22,216)
Poland	Barclays Bank PLC	15,000	1.00% (pays quarterly)(1)	9/20/19	(123,550)	47,130	(76,420)
Qatar	Bank of America, N.A.	1,710	1.00% (pays quarterly)(1)	6/20/19	(11,238)	5,451	(5,787)
Qatar	Bank of America, N.A.	1,710	1.00% (pays quarterly)(1)	6/20/19	(11,238)	5,135	(6,103)
Qatar	Barclays Bank PLC	13,218	1.00% (pays quarterly)(1)	12/20/18	(30,952)	5,816	(25,136)
Qatar	Barclays Bank PLC	3,800	1.00% (pays quarterly)(1)	3/20/19	(16,878)	4,466	(12,412)
Qatar	BNP Paribas	1,713	1.00% (pays quarterly)(1)	6/20/19	(11,257)	3,859	(7,398)
Qatar	Citibank, N.A.	6,450	1.00% (pays quarterly)(1)	6/20/19	(42,387)	19,021	(23,366)
Qatar	Deutsche Bank AG	1,713	1.00% (pays quarterly)(1)	6/20/19	(11,257)	3,638	(7,619)
Qatar	Deutsche Bank AG	3,920	1.00% (pays quarterly)(1)	6/20/19	(25,761)	8,324	(17,437)
Qatar	Goldman Sachs International	2,200	1.00% (pays quarterly)(1)	3/20/19	(9,772)	2,994	(6,778)
Qatar	Goldman Sachs International	4,380	1.00% (pays quarterly)(1)	3/20/19	(19,455)	5,017	(14,438)
Qatar	Goldman Sachs International	10	1.00% (pays quarterly)(1)	12/20/20	(165)	(54)	(219)
Qatar	Goldman Sachs International	1,660	1.00% (pays quarterly)(1)	12/20/20	(27,310)	(16,750)	(44,060)
Qatar	Goldman Sachs International	9,740	1.00% (pays quarterly)(1)	12/20/20	(160,239)	(66,859)	(227,098)
Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	(53,301)	(6,493)	(59,794)
Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	(29,994)	1,557	(28,437)
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00% (pays quarterly)(1)	3/20/19	(8,128)	2,350	(5,778)

62	See Notes to Consolidated Financial Statements.

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October 31, 2018

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Qatar	JPMorgan Chase Bank, N.A.	$1,630	1.00% (pays quarterly)(1)	6/20/19	$(10,712)	$5,203	$(5,509)
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00% (pays quarterly)(1)	6/20/19	(13,143)	4,123	(9,020)
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00% (pays quarterly)(1)	6/20/19	(21,581)	7,798	(13,783)
Qatar	Nomura International PLC	1,380	1.00% (pays quarterly)(1)	3/20/19	(6,130)	1,621	(4,509)
Qatar	Nomura International PLC	3,460	1.00% (pays quarterly)(1)	3/20/19	(15,368)	4,192	(11,176)
Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	(93,378)	19,410	(73,968)
Qatar	UBS AG	9,246	1.00% (pays quarterly)(1)	12/20/23	(133,195)	(16,441)	(149,636)
Serbia	Nomura International PLC	10,000	5.00% (pays quarterly)(1)	6/20/19	(360,093)	137,047	(223,046)
South Africa	Bank of America, N.A.	29,280	1.00% (pays quarterly)(1)	9/20/22	1,050,254	(806,065)	244,189
South Africa	Bank of America, N.A.	20,830	1.00% (pays quarterly)(1)	9/20/22	747,158	(635,074)	112,084
South Africa	Bank of America, N.A.	16,100	1.00% (pays quarterly)(1)	9/20/22	577,496	(468,668)	108,828
South Africa	Bank of America, N.A.	19,900	1.00% (pays quarterly)(1)	9/20/22	713,800	(763,367)	(49,567)
South Africa	Deutsche Bank AG	15,200	1.00% (pays quarterly)(1)	9/20/22	545,214	(579,482)	(34,268)
South Africa	Deutsche Bank AG	16,940	1.00% (pays quarterly)(1)	9/20/22	607,626	(648,597)	(40,971)
South Africa	Goldman Sachs International	10,690	1.00% (pays quarterly)(1)	9/20/22	383,443	(396,659)	(13,216)
South Africa	Goldman Sachs International	8,022	1.00% (pays quarterly)(1)	12/20/22	316,615	(322,160)	(5,545)
South Africa	Goldman Sachs International	30,000	1.00% (pays quarterly)(1)	12/20/28	4,294,000	(4,210,624)	83,376
South Africa	HSBC Bank USA, N.A.	7,300	1.00% (pays quarterly)(1)	12/20/22	288,119	(281,529)	6,590
South Africa	Nomura International PLC	7,068	1.00% (pays quarterly)(1)	12/20/22	278,962	(279,350)	(388)
Thailand	Barclays Bank PLC	7,500	0.97% (pays quarterly)	9/20/19	(67,385)	—	(67,385)
Thailand	Citibank, N.A.	3,700	0.95% (pays quarterly)	9/20/19	(32,498)	—	(32,498)

Total					$18,479,306	$(20,370,389)	$(1,891,083)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2018, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $194,360,000.

63	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)†		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Citibank, N.A.	KRW	34,750	Positive Return on KOSPI 200 Index Futures 12/2018 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 12/2018 (pays upon termination)	12/13/18	$(861,223)
Citibank, N.A.		55,200	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	12/14/18	315,374
Citibank, N.A.		60,800	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	12/14/18	258,447
Citibank, N.A.		70,300	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	12/14/18	295,518

						$8,116

†	Notional amount is stated in USD unless otherwise noted.

Abbreviations:

BADLAR	–	Buenos Aires Deposits of Large Amount Rate
CMT	–	Constant Maturity Treasury
COF	–	Cost of Funds 11th District
EURIBOR	–	Euro Interbank Offered Rate
LIBOR	–	London Interbank Offered Rate
OMO	–	Open Market Operation

64	See Notes to Consolidated Financial Statements.

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October 31, 2018

Consolidated Portfolio of Investments — continued

Currency Abbreviations:

AED	–	United Arab Emirates Dirham
ALL	–	Albanian Lek
ARS	–	Argentine Peso
AUD	–	Australian Dollar
BHD	–	Bahraini Dinar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CNH	–	Yuan Renminbi Offshore
CNY	–	Yuan Renminbi
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
CZK	–	Czech Koruna
DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
GEL	–	Georgian Lari
GHS	–	Ghanaian Cedi
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KRW	–	South Korean Won
KZT	–	Kazakhstani Tenge

LKR	–	Sri Lankan Rupee
MAD	–	Moroccan Dirham
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NGN	–	Nigerian Naira
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
OMR	–	Omani Rial
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
QAR	–	Qatari Riyal
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SAR	–	Saudi Riyal
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	New Turkish Lira
TWD	–	New Taiwan Dollar
UGX	–	Ugandan Shilling
USD	–	United States Dollar
XOF	–	West African CFA Franc
ZAR	–	South African Rand

65	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2018
Unaffiliated investments, at value (identified cost, $4,426,769,354)	$4,294,413,489
Affiliated investment, at value (identified cost, $433,536,644)	433,503,182
Cash	33,095,040
Deposits for derivatives collateral —
Centrally cleared swap contracts	51,077,147
OTC derivatives	12,971,000
Foreign currency, at value (identified cost, $59,532,997)	59,119,821
Interest and dividends receivable	55,851,619
Dividends receivable from affiliated investment	763,239
Receivable for investments sold	9,559,530
Receivable for variation margin on open futures contracts	1,682,797
Receivable for variation margin on open centrally cleared swap contracts	2,623,937
Receivable for open forward foreign currency exchange contracts	129,513,679
Receivable for open swap contracts	6,246,530
Receivable for closed swap contracts	833,070
Receivable for closed options and swaptions	4,073,757
Upfront payments on open non-centrally cleared swap contracts	20,720,632
Tax reclaims receivable	87,717
Total assets	$5,116,136,186

Liabilities
Cash collateral due to brokers	$12,971,000
Written options outstanding, at value (premiums received, $2,364,968)	2,375,971
Payable for investments purchased	84,255,091
Payable for when-issued securities	11,470,000
Payable for open forward foreign currency exchange contracts	123,506,883
Payable for open swap contracts	6,289,175
Upfront receipts on open non-centrally cleared swap contracts	5,817,119
Payable to affiliates:
Investment adviser fee	2,261,729
Trustees’ fees	8,625
Accrued foreign capital gains taxes	279,921
Accrued expenses and other liabilities	2,381,834
Total liabilities	$251,617,348
Net Assets applicable to investors’ interest in Portfolio	$4,864,518,838

66	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2018
Interest (net of foreign taxes, $7,487,903)	$271,777,787
Dividends (net of foreign taxes, $844,981)	4,586,451
Dividends from affiliated investment	10,092,838
Total investment income	$286,457,076

Expenses
Investment adviser fee	$28,520,108
Trustees’ fees and expenses	101,495
Custodian fee	5,660,502
Legal and accounting services	443,132
Interest expense and fees	2,258,565
Interest expense on securities sold short	117,419
Miscellaneous	344,886
Total expenses	$37,446,107

Net investment income	$249,010,969

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $1,233,506)	$(30,907,091)
Investment transactions — affiliated investment	(13,296)
Written options	2,572,957
Securities sold short	736,591
Futures contracts	(28,833,276)
Swap contracts	(77,977,498)
Forward volatility agreements	(1,583,870)
Foreign currency transactions	(14,742,429)
Forward foreign currency exchange contracts	42,752,527
Net realized loss	$(107,995,385)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $535,965)	$(286,439,408)
Investments — affiliated investment	(33,462)
Written options	(1,292,226)
Securities sold short	(1,006,217)
Futures contracts	(237,440)
Swap contracts	41,989,219
Forward volatility agreements	640,884
Foreign currency	(3,408,050)
Forward foreign currency exchange contracts	(25,773,233)
Net change in unrealized appreciation (depreciation)	$(275,559,933)

Net realized and unrealized loss	$(383,555,318)

Net decrease in net assets from operations	$(134,544,349)

67	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2018	2017
From operations —
Net investment income	$249,010,969	$244,255,261
Net realized loss	(107,995,385)	(26,873,679)
Net change in unrealized appreciation (depreciation)	(275,559,933)	12,866,543
Net increase (decrease) in net assets from operations	$(134,544,349)	$230,248,125
Capital transactions —
Contributions	$548,095,488	$1,098,076,789
Withdrawals	(1,033,097,732)	(1,256,355,988)
Net decrease in net assets from capital transactions	$(485,002,244)	$(158,279,199)

Net increase (decrease) in net assets	$(619,546,593)	$71,968,926

Net Assets
At beginning of year	$5,484,065,431	$5,412,096,505
At end of year	$4,864,518,838	$5,484,065,431

68	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2018	2017	2016		2015	2014
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.70%	0.64%	0.64%		0.67%	0.75%
Net investment income	4.64%	4.14%	4.54%		4.37%	3.92%
Portfolio Turnover	78%	74%	65%		66%	66%

Total Return	(2.60)%	3.93%	5.06	%(3)	1.99%	3.78%

Net assets, end of year (000’s omitted)	$4,864,519	$5,484,065	$5,412,097		$4,751,608	$4,601,105

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Includes interest and dividend expense, including on securities sold short, of 0.04%, 0.03%, 0.03%, 0.03% and 0.11% for the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(3)

During the year ended October 31, 2016, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended October 31, 2016.

69	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2018

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2018, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 99.9%, less than 0.05% and less than 0.05%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2018 were $31,720,474 or 0.7% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

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Notes to Consolidated Financial Statements — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Consolidated Portfolio of Investments. At October 31, 2018, the Portfolio had sufficient cash and/or securities to cover these commitments.

71

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Notes to Consolidated Financial Statements — continued

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

72

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Notes to Consolidated Financial Statements — continued

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the

73

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amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

S  Forward Volatility Agreements — Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility. Changes in the value of the forward volatility agreement are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.

T  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

U  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

V  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

W  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from

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$1.5 billion but less than $2 billion, 0.520% from $2 billion but less than $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2018, the Portfolio’s investment adviser fee amounted to $28,520,108 or 0.53% of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the year ended October 31, 2018 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$2,328,303,952	$2,995,417,635
U.S. Government and Agency Securities	587,606,472	499,724,924

	$2,915,910,424	$3,495,142,559

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at October 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,973,730,208

Gross unrealized appreciation	$88,953,191
Gross unrealized depreciation	(327,478,843)

Net unrealized depreciation	$(238,525,652)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2018 is included in the Consolidated Portfolio of Investments. At October 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into options on equity indices, equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

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Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, forward volatility agreements, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $136,007,596. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $18,304,501 at October 31, 2018.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2018. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

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The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2018 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$—	$16,129,427	$17,445,794	$33,575,221
Not applicable	—	11,461,849 *	—	—	44,823,720 *	56,285,569
Receivable for open forward foreign currency exchange contracts	—	—	—	129,513,679	—	129,513,679
Receivable/payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	869,339	21,056,138	—	—	3,060,133	24,985,610

Total Asset Derivatives	$869,339	$32,517,987	$—	$145,643,106	$65,329,647	$244,360,079

Derivatives not subject to master netting or similar agreements	$—	$11,461,849	$—	$—	$44,823,720	$56,285,569

Total Asset Derivatives subject to master netting or similar agreements	$869,339	$21,056,138	$—	$145,643,106	$20,505,927	$188,074,510

Written options outstanding, at value	$—	$—	$—	$(2,375,971)	$—	$(2,375,971)
Not applicable	—	(2,589,762)*	(130,907)*	—	(46,470,473)*	(49,191,142)
Payable for open forward foreign currency exchange contracts	—	—	—	(123,506,883)	—	(123,506,883)
Payable/receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	(9,053,816)	(861,223)	—	(209,703)	(10,124,742)

Total Liability Derivatives	$—	$(11,643,578)	$(992,130)	$(125,882,854)	$(46,680,176)	$(185,198,738)

Derivatives not subject to master netting or similar agreements	$—	$(2,589,762)	$(130,907)	$—	$(46,470,473)	$(49,191,142)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(9,053,816)	$(861,223)	$(125,882,854)	$(209,703)	$(136,007,596)

*

For futures contracts and centrally cleared swap contracts, amount represents value as shown in the Consolidated Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared swap contracts, as applicable.

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The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Australia and New Zealand Banking Group Limited	$327,962	$(327,962)	$—	$—	$—	$—
Bank of America, N.A.	18,075,229	(735,413)	(17,305,236)	—	34,580	—
Barclays Bank PLC	1,060,937	(1,060,937)	—	—	—	—
BNP Paribas	3,300,528	(3,300,528)	—	—	—	—
Citibank, N.A.	6,866,649	(4,756,261)	—	(869,339)	1,241,049	880,000
Credit Agricole Corporate and Investment Bank	519,453	(519,453)	—	—	—	—
Deutsche Bank AG	25,910,531	(21,170,917)	(4,731,100)	(8,514)	—	550,000
Goldman Sachs International	58,460,330	(37,599,209)	(20,199,180)	—	661,941	—
HSBC Bank USA, N.A.	1,736,240	(503,068)	(1,233,172)	—	—	—
JPMorgan Chase Bank, N.A.	12,097,084	(8,317,069)	—	(2,820,000)	960,015	2,820,000
Morgan Stanley & Co. International PLC	6,471,027	(99,468)	—	(6,371,559)	—	6,380,000
Nomura International PLC	1,644,827	(716,147)	—	(928,680)	—	1,639,000
Societe Generale	162,475	(69,755)	—	(92,720)	—	330,000
Standard Chartered Bank	50,307,719	(38,670,092)	(4,223,034)	(372,000)	7,042,593	372,000
State Street Bank and Trust Company	429,634	(429,634)	—	—	—	—
UBS AG	703,885	(703,885)	—	—	—	—

	$188,074,510	$(118,979,798)	$(47,691,722)	$(11,462,812)	$9,940,178	$12,971,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Australia and New Zealand Banking Group Limited	$(664,057)	$327,962	$336,095	$—	$—	$—
Bank of America, N.A.	(735,413)	735,413	—	—	—	—
Barclays Bank PLC	(3,289,024)	1,060,937	2,104,979	—	(123,108)	—
BNP Paribas	(10,152,606)	3,300,528	6,658,352	—	(193,726)	—
Citibank, N.A.	(4,756,261)	4,756,261	—	—	—	—
Credit Agricole Corporate and Investment Bank	(2,297,080)	519,453	1,473,242	—	(304,385)	—
Credit Suisse International	(277,677)	—	277,677	—	—	—
Deutsche Bank AG	(21,170,917)	21,170,917	—	—	—	—
Goldman Sachs International	(37,599,209)	37,599,209	—	—	—	—
HSBC Bank USA, N.A.	(503,068)	503,068	—	—	—	—
ICBC Standard Bank plc	(174,893)	—	—	—	(174,893)	—
JPMorgan Chase Bank, N.A.	(8,317,069)	8,317,069	—	—	—	—

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Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Morgan Stanley & Co. International PLC	$(99,468)	$99,468	$—	$—	$—	$—
Nomura International PLC	(716,147)	716,147	—	—	—	—
Societe Generale	(69,755)	69,755	—	—	—	—
Standard Chartered Bank	(38,670,092)	38,670,092	—	—	—	—
State Street Bank and Trust Company	(1,067,018)	429,634	541,555	—	(95,829)	—
The Toronto-Dominion Bank	(193,273)	—	—	—	(193,273)	—
UBS AG	(5,254,569)	703,885	4,550,684	—	—	—

	$(136,007,596)	$118,979,798	$15,942,584	$—	$(1,085,214)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$12,971,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to reverse repurchase agreements at October 31, 2018 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2018 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(2,576,118)	$(6,277,956)	$(3,981,994)
Written options	—	—	—	2,572,957	—
Futures contracts	(43,943,220)	—	(3,068,834)	—	18,178,778
Swap contracts	(1,400,947)	(48,463,991)	(949,533)	5,932,236	(33,095,263)
Forward volatility agreements	—	—	—	(1,583,870)	—
Forward foreign currency exchange contracts	—	—	—	42,752,527	—

Total	$(45,344,167)	$(48,463,991)	$(6,594,485)	$43,395,894	$(18,898,479)

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$(182,287)	$11,382,398	$908,027
Written options	—	—	—	(1,292,226)	—
Futures contracts	1,483,996	—	411,733	—	(2,133,169)
Swap contracts	869,339	19,601,621	(861,223)	—	22,379,482
Forward volatility agreements	—	—	—	640,884	—
Forward foreign currency exchange contracts	—	—	—	(25,773,233)	—

Total	$2,353,335	$19,601,621	$(631,777)	$(15,042,177)	$21,154,340

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The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2018, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Forward Volatility Agreements	Interest Rate Swaptions Purchased	Swap Contracts

$1,183,238,000	$1,855,011,000	$7,733,079,000	$121,520,000	$175,321,000	$9,138,984,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts and average number of purchased options contracts outstanding during the year ended October 31, 2018, which are indicative of the volume of these derivative types, were approximately $1,557,930,000, $300,704,000 and 4,764 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2018.

7  Reverse Repurchase Agreements

There were no open reverse repurchase agreements outstanding as of October 31, 2018. For the year ended October 31, 2018, the average borrowings under settled reverse repurchase agreements and the average annual interest rate were approximately $71,616,000 and 1.88%, respectively.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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At October 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$2,335,937,000	$—	$2,335,937,000
Foreign Corporate Bonds	—	96,026,234	8,242,169	104,268,403
Senior Floating-Rate Loans	—	2,768,197	—	2,768,197
Sovereign Loans (Less Unfunded Loan Commitments)	—	118,716,127	—	118,716,127
Credit Linked Notes	—	1,974,000	—	1,974,000
Corporate Bonds & Notes	—	516,869	—	516,869
Asset-Backed Securities	—	49,409,953	—	49,409,953
Collateralized Mortgage Obligations	—	150,462,455	—	150,462,455
Mortgage Pass-Throughs	—	322,274,103	—	322,274,103
U.S. Treasury Obligations	—	94,561,490	—	94,561,490
Small Business Administration Loans (Interest Only)	—	35,551,832	—	35,551,832
Common Stocks**	—	137,765,714	—	137,765,714
Short-Term Investments —
Foreign Government Securities	—	349,011,603	—	349,011,603
U.S. Treasury Obligations	—	557,620,522	—	557,620,522
Other	—	433,503,182	—	433,503,182
Purchased Currency Options	—	16,129,427	—	16,129,427
Purchased Interest Rate Swaptions	—	17,445,794	—	17,445,794

Total Investments	$—	$4,719,674,502	$8,242,169	$4,727,916,671

Forward Foreign Currency Exchange Contracts	$—	$129,513,679	$—	$129,513,679
Futures Contracts	8,043,797	—	—	8,043,797
Swap Contracts	—	73,227,382	—	73,227,382

Total	$8,043,797	$4,922,415,563	$8,242,169	$4,938,701,529

Liability Description

Written Currency Options	$—	$(2,375,971)	$—	$(2,375,971)
Forward Foreign Currency Exchange Contracts	—	(123,506,883)	—	(123,506,883)
Futures Contracts	(4,597,154)	(130,907)	—	(4,728,061)
Swap Contracts	—	(54,587,823)	—	(54,587,823)

Total	$(4,597,154)	$(180,601,584)	$—	$(185,198,738)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2018 is not presented.

81

Global Macro Portfolio

October 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2018, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2018, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 21, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

82

Eaton Vance Global Macro Absolute Return Fund

Global Macro Portfolio

October 31, 2018

Special Meeting of Shareholders (Unaudited)

Eaton Vance Global Macro Absolute Return Fund

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Mark R. Fetting	567,553,657	1,193,463
Keith Quinton	567,575,723	1,171,398
Marcus L. Smith	567,577,888	1,169,233
Susan J. Sutherland	567,800,853	946,267
Scott E. Wennerholm	567,572,652	1,174,468

Results	are rounded to the nearest whole number.

Each nominee was also elected a Trustee of Global Macro Portfolio.

Global Macro Portfolio

The Portfolio held a Special Meeting of Interestholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund’s interest in the Portfolio were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld

Mark R. Fetting	100%	0%
Keith Quinton	100%	0%
Marcus L. Smith	100%	0%
Susan J. Sutherland	100%	0%
Scott E. Wennerholm	100%	0%

Results	are rounded to the nearest whole number.

83

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

84

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds effective December 31, 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

85

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

86

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

87

This Page Intentionally Left Blank

Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3041    10.31.18

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant not has amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2017 and October 31, 2018 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/17	10/31/18
Audit Fees	$136,596	$135,569
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$47,089	$44,006
All Other Fees(3)	$0	$0

Total	$183,685	$179,575

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval

Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2017 and October 31, 2018; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/17	10/31/18
Registrant	$47,089	$44,006
Eaton Vance(1)	$148,018	$126,485

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018